Document And Entity Information	9 Months Ended
Oct. 18, 2011
Entity Registrant Name	UTG INC
Entity Central Index Key	0000832480
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Amendment Flag	true
Amendment Description
Document Period End Date	Oct 18, 2011

Balance Sheet (10-K) (USD $)	Dec. 31, 2009
Investments available for sale:
Fixed maturities, at market (amortized cost $142,948,693 and $138,680,398)	$ 139,704,693
Equity securities, at market (cost $13,940,811 and $14,316,463)	13,323,322
Trading securities, at market (cost $34,183,252 and $19,043,448)	19,613,472
Mortgage loans on real estate at amortized cost	27,041,447
Discounted mortgage loans on real estate at amortized cost	34,229,937
Investment real estate, at cost, net of accumulated depreciation	45,556,811
Policy loans	14,343,606
Short-term investments	700,000
Total investments	294,513,288
Cash and cash equivalents	37,492,843
Investment in unconsolidated affiliate, at fair value (cost $5,000,000 and $5,000,000)	5,057,762
Accrued investment income	1,577,199
Reinsurance receivables:
Future policy benefits	68,615,385
Policy claims and other benefits	5,131,031
Cost of insurance acquired	15,402,012
Deferred policy acquisition costs	647,526
Property and equipment, net of accumulated depreciation	1,485,253
Income taxes receivable	500,305
Other assets	1,096,368
Total assets	431,518,972
Liabilities:
Future policy benefits	313,798,199
Policy claims and benefits payable	3,248,521
Other policyholder funds	940,357
Dividend and endowment accumulations	14,182,516
Income taxes payable	0
Deferred income taxes	11,950,254
Notes payable	14,402,889
Trading securities, at market (proceeds $17,387,108 and $10,590,552)	11,671,911
Other liabilities	7,265,586
Total liabilities	377,460,233
Shareholders' equity:
Common stock - no par value, stated value $.001 per share. Authorized 7,000,000 shares - 3,848,079 and 3,884,445 shares issued and outstanding after deducting treasury shares of 446,929 and 410,838	3,885
Additional paid-in capital	41,782,274
Retained earnings (accumulated deficit)	(1,261,503)
Accumulated other comprehensive income	322,156
Total UTG shareholders' equity	40,846,812
Noncontrolling interest	13,211,927
Total shareholders' equity	54,058,739
Total liabilities and shareholders' equity	$ 431,518,972

Balance Sheet Parenthetical (10-K) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments available for sale:
Fixed maturies, at market (amortized cost)	$ 142,487,253	$ 142,948,693	$ 138,680,398
Equity securities, cost	11,641,116	13,940,811	14,316,463
Trading securities, cost	28,447,996	34,183,252	19,043,448
Investment in unconsolidated affiliate, cost	5,000,000	5,000,000	5,000,000
Trading securities, proceeds	$ 16,494,442	$ 17,387,108	$ 10,590,552
Shareholders' equity:
Common stock, stated value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	7,000,000	7,000,000	7,000,000
Common stock, issued (in shares)	3,810,825	3,848,079	3,884,445
Common stock, outstanding (in shares)	3,810,825	3,848,079	3,884,445
Common stock, treasury shares (in shares)	484,183	446,929	410,838

Income Statement (10-K) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Premiums and policy fees	$ 3,622,448	$ 3,910,489	$ 7,402,014	$ 8,033,347	$ 16,498,551	$ 17,434,156
Reinsurance premiums and policy fees	(1,002,699)	(1,481,444)	(1,830,973)	(2,447,535)	(4,107,958)	(3,931,963)
Net investment income	5,575,059	4,875,160	11,866,576	9,198,109	24,858,837	14,240,793
Other income	522,480	472,971	1,001,704	939,353	1,834,465	1,645,322
Revenues before realized gains (losses)	8,717,288	7,777,176	18,439,321	15,723,274	39,083,895	29,388,308
Realized investment gains (losses), net:
Other-than-temporary impairments	(222,947)	0	(262,067)	(477,386)	(1,478,970)	(2,007,174)
Other realized investment gains, net	325,990	736	1,921,508	215,672	838,432	1,377,646
Total realized investment gains (losses), net	103,043	736	1,659,441	(261,714)	(640,538)	(629,528)
Total revenues	8,820,331	7,777,912	20,098,762	15,461,560	38,443,357	28,758,780
Benefits, claims and settlement expenses:
Life	4,702,304	5,862,899	9,775,949	11,874,555	23,833,379	25,633,506
Reinsurance benefits and claims	(826,845)	(2,113,801)	(1,510,834)	(3,869,632)	(6,424,865)	(4,645,387)
Annuity	254,810	332,393	523,541	498,061	976,755	810,509
Dividends to policyholders	139,216	151,625	291,785	319,548	561,713	695,349
Commissions and amortization of deferred policy acquisition costs	(219,139)	(226,811)	(431,829)	(344,185)	(824,850)	57,313
Amortization of cost of insurance acquired	307,754	331,183	615,508	662,366	1,324,731	4,176,539
Operating expenses	2,064,465	1,848,216	4,130,802	3,819,786	8,030,984	7,042,585
Interest expense	82,001	84,593	139,963	181,277	304,353	484,449
Total benefits and other expenses	6,504,566	6,270,297	13,534,885	13,141,776	27,782,200	34,254,863
Income (loss) before income taxes	2,315,765	1,507,615	6,563,877	2,319,784	10,661,157	(5,496,083)
Income tax (expense) benefit	(919,968)	(234,208)	(1,383,711)	(546,737)	(2,278,245)	300,745
Net income (loss)	1,395,797	1,273,407	5,180,166	1,773,047	8,382,912	(5,195,338)
Net (income) loss attributable to noncontrolling interest	(139,861)	(88,107)	(564,265)	(252,556)	(786,337)	905,091
Net income (loss) attributable to common shareholders'	$ 1,255,936	$ 1,185,300	$ 4,615,901	$ 1,520,491	$ 7,596,575	$ (4,290,247)
Amounts attributable to common shareholders':
Basic income (loss) per share	$ 0.33	$ 0.31	$ 1.21	$ 0.39	$ 1.97	$ (1.12)
Diluted income per share	$ 0.33	$ 0.31	$ 1.21	$ 0.39	$ 1.97	$ (1.12)
Basic weighted average shares outstanding	3,823,305	3,879,794	3,828,572	3,877,852	3,848,079	3,843,113
Diluted weighted average shares outstanding	3,823,305	3,879,794	3,828,572	3,877,852	3,848,079	3,843,113

Statement of Shareholders' Equity (10-K) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Comprehensive Income [Member]
Balance, beginning of year at Dec. 31, 2008		$ 3,834	$ 41,943,229	$ 3,028,744	$ 1,269,404	$ 13,050,030	$ 0
Issued during year		61	(61)
Treasury shares acquired and retired		(10)	(160,894)
Net income attributable to common shareholders	(4,290,247)			(4,290,247)			(4,290,247)
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes					(947,248)		(947,248)
Distributions						0
Gain attributable to noncontrolling interest						161,897
Balance, end of period at Dec. 31, 2009	54,058,739	3,885	41,782,274	(1,261,503)	322,156	13,211,927	(5,237,495)
Issued during year		0	0
Treasury shares acquired and retired		(37)	(349,638)
Net income attributable to common shareholders	7,596,575			7,596,575			7,596,575
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes					3,357,528		3,357,528
Distributions						(561,493)
Gain attributable to noncontrolling interest						1,026,083
Balance, end of period at Dec. 31, 2010	65,127,757	3,848	41,432,636	6,335,072	3,679,684	13,676,517	10,954,103
Issued during year	0	0	0	0	0	0	0
Treasury shares acquired and retired	(397,433)	(38)	(397,395)	0	0	0	0
Net income attributable to common shareholders	4,615,901
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes	226,417	0	0	0	226,417	0	226,417
Contributions	0	0	0	0	0	0	0
Distributions	0	0	0	0	0	0	0
Gain attributable to noncontrolling interest	2,244,541	0	0	0	0	2,244,541	0
Balance, end of period at Jun. 30, 2011	$ 71,817,183	$ 3,810	$ 41,035,241	$ 10,950,973	$ 3,906,101	$ 15,921,058	$ 4,842,318

Statement of Cash Flows (10-K) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to common shares	$ 7,596,575	$ (4,290,247)
Amortization (accretion) of investments	(7,530,201)	136,366
Realized investment (gains) losses, net	640,538	629,528
Unrealized trading (gains) losses included in income	(1,803,729)	511,339
Amortization of deferred policy acquisition costs	90,568	165,944
Amortization of cost of insurance acquired	1,324,731	4,176,539
Depreciation	1,311,029	1,430,501
Net income (loss) attributable to noncontrolling interest	786,337	(905,091)
Charges for mortality and administration of universal life and annuity products	(7,709,727)	(8,042,562)
Interest credited to account balances	5,247,365	5,360,221
Change in accrued investment income	(32,226)	268,477
Change in reinsurance receivables	2,265,937	2,126,492
Change in policy liabilities and accruals	(4,007,032)	(3,454,113)
Change in income taxes payable	277,669	(1,694,210)
Change in other assets and liabilities, net	(1,444,129)	(667,668)
Net cash used in operating activities	(2,986,295)	(4,248,484)
Cash flows from investing activities:
Fixed maturities available for sale	24,718,790	105,310,516
Equity securities available for sale	948,385	46,098,801
Trading securities	163,891,508	10,590,552
Mortgage loans	16,431,689	16,426,727
Discounted mortgage loans	23,607,100	999,044
Real estate	2,709,233	1,394,222
Policy loans	3,468,202	3,902,483
Short-term investments	700,000	0
Total proceeds from investments sold and matured	236,474,907	184,722,345
Cost of investments acquired:
Fixed maturities available for sale	(28,947,923)	(89,132,935)
Equity securities available for sale	(1,333,942)	(27,157,177)
Trading securities	(171,842,107)	(18,829,024)
Mortgage loans	(2,489,523)	(424,858)
Discounted mortgage loans	(38,323,757)	(35,799,381)
Real estate	(1,778,281)	(6,307,090)
Policy loans	(3,100,615)	(3,616,417)
Short-term investments	0	(700,000)
Total cost of investments acquired	(247,816,148)	(181,966,882)
Purchase of property and equipment	(139,291)	(17,403)
Sale of property and equipment	0	166,913
Net cash provided by (used in) investing activities	(11,480,532)	2,904,973
Cash flows from financing activities:
Policyholder contract deposits	6,632,125	7,039,947
Policyholder contract withdrawals	(6,232,871)	(7,028,841)
Proceeds from notes payable/line of credit	7,290,000	2,000,000
Payments of principal on notes payable/line of credit	(11,320,650)	(3,213,877)
Purchase of treasury stock	(349,675)	(160,904)
Purchase of stock of affiliate	0	(1,000,000)
Non controlling contribution to consolidated subsidiary	0	1,025,000
Non controlling distributions of consolidated subsidiary	(561,493)	0
Cash received from sale of subsidiary	0	6,365,169
Cash of subsidiary at date of sale	0	(6,186,015)
Net cash used in financing activities	(4,542,564)	(1,159,521)
Net increase (decrease) in cash and cash equivalents	(19,009,391)	(2,503,032)
Cash and cash equivalents at beginning of period	37,492,843	39,995,875
Cash and cash equivalents at end of period	$ 18,483,452	$ 37,492,843

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10-K)	12 Months Ended
Dec. 31, 2010
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	ORGANIZATION - At December 31, 2010, the significant majority-owned subsidiaries of UTG were as depicted on the following organizational chart.

[Organization Chart depicting the significant majority-owned subsidiaries of UTG as of December 31, 2010]

UTG and its subsidiaries are collectively referred to as (“The Company”).  The Company’s significant accounting policies, consistently applied in the preparation of the accompanying consolidated financial statements, are summarized as follows.

B.

NATURE OF OPERATIONS - UTG is an insurance holding company.  The Company’s dominant business is individual life insurance which includes the servicing of existing insurance business in force and the acquisition of other companies in the insurance business.

C.	BUSINESS SEGMENTS - The Company has only one significant business segment — insurance.
D.	BASIS OF PRESENTATION - The financial statements of UTG and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America.
E.

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Registrant and its wholly and majority-owned subsidiaries. All significant inter-company accounts and transactions have been eliminated.

F.	INVESTMENTS - Investments are shown on the following bases:

Investments available for sale - at fair value, unrealized gains and losses deemed temporary, net of deferred income taxes, are credited or charged, as appropriate, directly to accumulated other comprehensive income or loss (a component of shareholders’ equity).  Premiums and discounts on debt securities purchased at other than par value are amortized and accreted, respectively, to interest income in the Consolidated Statements of Operations, using the constant yield method over the period to maturity.  Net realized gains and losses on sales of held for sale securities, and unrealized losses considered to be other-than-temporary, are credited or charged to net realized investment gains (losses) in the Consolidated Statements of Operations.

Mortgage loans on real estate - at unpaid principal balances, adjusted for amortization of premium or discount and valuation allowances.  Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

Discounted mortgage loans — during 2009 and 2010, the Company purchased non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

Real estate - investment real estate at lower of cost net of accumulated depreciation or fair value less cost to sell. Expenses to maintain the property are expensed as incurred.

Trading securities — at fair value, with gains or losses resulting from changes in fair value recognized in earnings.  Trading securities include exchange traded equities and exchange traded equity options.

Policy loans - at unpaid balances including accumulated interest but not in excess of the cash surrender value of the related policy.
Short-term investments - at amortized cost, which approximates current market value.

Realized gains and losses include sales of investments, periodic changes in fair value, and write downs in value. If any, other-than-temporary declines in fair value are recognized in net income on the specific identification basis.

Unrealized gains and losses on investments carried at market value are recognized in other comprehensive income on the specific identification basis.

With each reporting period, management reviews its investment portfolio for securities whose value has declined below amortized cost to assess whether the decline is other than temporary.  Included in the analysis are considerations of the severity and duration of the decline in fair value, the length of time expected to recover, the financial condition of the issuer, and whether the Company either plans to sell the security or it is more-likely-than-not that it will be required to sell the security before recovery of its amortized cost.  If there is deemed to be an other than temporary decline in the value of any individual equity security, the Company reclassifies the associated net unrealized loss out of accumulated other comprehensive income with a corresponding charge to equity investment income.  For debt securities available for sale that are determined to have an other than temporary impairment (“OTTI”), the credit component of the OTTI is recognized in earnings and the non-credit component is recognized in accumulated other comprehensive income (loss) in situations where the Company does not intend to sell the security and it is more-likely-than-not that the Company will not be required to sell the security.  Prior to January 1, 2009, unrealized losses on available for sale debt securities that were deemed to be other-than-temporary were included in current period earnings.

G.	CASH EQUIVALENTS - The Company considers certificates of deposit and other short-term instruments with an original purchased maturity of three months or less to be cash equivalents.
H.

REINSURANCE - In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts.  The Company retains a maximum of  $125,000 of coverage per individual life.

Amounts paid, or deemed to have been paid, for reinsurance contracts are recorded as reinsurance receivables.  Reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured contracts.  The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

For financial reinsurance arrangements, the Company reports the initial ceding commission received as an “other liability” on its financial statements.  Financial results in subsequent periods are reported in the various line items of the income statement as with other reinsurance agreements, with the repayment amount reported in the line item “amortization of DAC”.  The net impact to the statement of operations in any subsequent period represents the fees paid to the reinsurer on the current outstanding balance of the initial ceding commission.

I.

FUTURE POLICY BENEFITS AND EXPENSES - The liabilities for traditional life insurance and accident and health insurance policy benefits are computed using a net level method. These liabilities include assumptions as to investment yields, mortality, withdrawals, and other assumptions based on the life insurance subsidiaries’ experience adjusted to reflect anticipated trends and to include provisions for possible unfavorable deviations. The Company makes these assumptions at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.  Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 6% for life insurance and 2.5% to 9.3% for annuities. Benefit reserves for traditional life insurance policies include certain deferred profits on limited-payment policies that are being recognized in income over the policy term. Policy benefit claims are charged to expense in the period that the claims are incurred. Current mortality rate assumptions are based on 1975-80 select and ultimate tables. Withdrawal rate assumptions are based upon Linton B or C, which are industry standard actuarial tables for forecasting assumed policy lapse rates.

Benefit reserves for universal life insurance and interest sensitive life insurance products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges.  Policy benefits and claims that are charged to expense include benefit claims in excess of related policy account balances.  Interest crediting rates for universal life and interest sensitive products range from 4.0% to 5.5% as of December 31, 2010 and 2009.

J.

POLICY AND CONTRACT CLAIMS - Policy and contract claims include provisions for reported claims in process of settlement, valued in accordance with the terms of the policies and contracts, as well as provisions for claims incurred and unreported based on prior experience of the Company.  Incurred but not reported claims were  $1,315,533 and  $1,309,068 as of December 31, 2010 and 2009 respectively.

K.

COST OF INSURANCE ACQUIRED - When an insurance company is acquired, the Company assigns a portion of its cost to the right to receive future cash flows from insurance contracts existing at the date of the acquisition.  The cost of policies purchased represents the actuarially determined present value of the projected future profits from the acquired policies.  The Company utilizes a 12% discount rate on the remaining unamortized business.  Cost of insurance acquired is amortized with interest in relation to expected future profits, including direct charge-offs for any excess of the unamortized asset over the projected future profits.  The interest rate utilized in the amortization calculation is 12%.  The interest rates vary due to differences in the blocks of business.  The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

	2010	2009

Cost of insurance acquired, beginning of year	$15,402,012	$24,293,914

Interest accretion	1,870,852	4,885,293
Amortization	(3,195,583)	(9,061,832)
Net amortization	(1,324,731)	(4,176,539)

Disposed with the sale of Subsidiary	0	(4,715,363)

Cost of insurance acquired, end of year	$14,077,281	$15,402,012

Estimated net amortization expense of cost of insurance acquired for the next five years is as follows:

	Interest Accretion	Amortization	Net Amortization
2011	$1,712,000	$2,943,000	$1,231,000
2012	1,564,000	2,710,000	1,146,000
2013	1,427,000	2,491,000	1,064,000
2014	1,299,000	2,285,000	986,000
2015	1,181,000	2,088,000	907,000

L.

DEFERRED POLICY ACQUISITION COSTS - Commissions and other costs (salaries of certain employees involved in the underwriting and policy issue functions and medical and inspection fees) of acquiring life insurance products that vary with and are primarily related to the production of new business have been deferred.  Traditional life insurance acquisition costs are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

For universal life insurance and interest sensitive life insurance products, acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.  Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 944, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,” the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods.  These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from initial assumptions.  The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

The following table summarizes deferred policy acquisition costs and related data for the years shown:

	2010	2009

Deferred, beginning of year	$647,526	$813,470

Acquisition costs deferred:
Commissions	0	0
Other expenses	0	0
Total	0	0

Interest accretion	6,461	8,000
Amortization charged to income	(97,029)	(173,944)
Net amortization	(90,568)	(165,944)
Change for the year	(90,568)	(165,944)
Deferred, end of year	$556,958	$647,526

Estimated net amortization expense of deferred policy acquisition costs for the next five years is as follows:

	Interest		Net
	Accretion	Amortization	Amortization

2011	$6,000	$77,000	$71,000
2012	5,000	62,000	57,000
2013	4,000	56,000	52,000
2014	3,000	50,000	47,000
2015	3,000	77,000	74,000

M.

PROPERTY AND EQUIPMENT - Company-occupied property, data processing equipment and furniture and office equipment are stated at cost less accumulated depreciation of  $3,079,922 and  $2,934,312 at December 31, 2010 and 2009, respectively.  Depreciation is computed on a straight-line basis for financial reporting purposes using estimated useful lives of three to thirty years.  Depreciation expense was  $175,809 and  $168,553 for the years ended December 31, 2010 and 2009, respectively.

N.

INCOME TAXES - Income taxes are reported Pursuant to FASB Codification 740-10 Section 50, “Accounting for Uncertainty in Income Taxes — An Interpretation of FASB Statement number 109”.  Deferred income taxes are recorded to reflect the tax consequences on future periods of differences between the tax bases of assets and liabilities and their financial reporting amounts at the end of each such period. The principal assets and liabilities giving rise to such differences are deferred policy acquisition costs, differences in tax basis of invested assets, cost of insurance acquired, future policy benefits, and gains on the sale of subsidiaries.

O.

EARNINGS PER SHARE - Earnings per share (EPS) are reported pursuant to FASB Codification 260-10 sections 5, 10, 15, 45, 50, 55, and 60.  The objective of both basic EPS and diluted EPS is to measure the performance of an entity over the reporting period.  Basic EPS is computed by dividing net income/(loss) attributable to common shares (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period.   Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  In addition, the numerator also is adjusted for any changes in income or loss that would result from the assumed conversion of those potential common shares.

P.	TREASURY SHARES - The Company holds 446,929 and 410,838 shares of common stock as treasury shares with a cost basis of $3,400,844 and $3,051,170 at December 31, 2010 and 2009, respectively.
Q.

RECOGNITION OF REVENUES AND RELATED EXPENSES - Premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits, consist principally of whole life insurance policies, and certain annuities with life contingencies are recognized as revenues when due. Limited payment life insurance policies defer gross premiums received in excess of net premiums, which is then recognized in income in a constant relationship with insurance in force. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the policies. Benefits and related expenses associated with the premiums earned are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs. For universal life and investment products, generally there is no requirement for payment of premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life policies and investment products consists of charges for the cost of insurance and policy administration fees assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

R.

PARTICIPATING INSURANCE - Participating business represents 10% of life insurance in force at December 31, 2010 and 2009.  Premium income from participating business represents 16% and 24% of total premiums for the years ended December 31, 2010 and 2009, respectively.  The amount of dividends to be paid is determined annually by the insurance subsidiary’s Board of Directors.  Earnings allocable to participating policyholders are based on legal requirements that vary by state.

S.

RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the 2010 presentation. Such reclassifications had no effect on previously reported net income or shareholders’ equity.

T.

USE OF ESTIMATES - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The following estimates have been identified as critical in that they involve a high degree of judgment and are subject to a significant degree of variability: (i) deferred acquisition cost; (ii) policy liabilities and accruals; (iii) reinsurance recoverable; (iv) other-than-temporary impairment; (v) federal income taxes; (vi) cost of insurance acquired; (vii) discounted mortgage loans on real estate; (viii) foreclosed loans held for resale; and (vix) deferred tax assets and liabilities.

U.

IMPAIRMENT OF LONG LIVED ASSETS - The Company evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long lived assets may warrant revision or that the remaining balance of an asset may not be recoverable.  The measurement of possible impairment is based on the ability to recover the balance of assets from expected future operating cash flows on an undiscounted basis.  During 2010, other-than-temporary impairments of approximately  $610,000 and  $215,000 were recognized on bonds backed by trust preferred securities and on common stock, respectively.  The other-than-temporary impairments were due to changes in expected future cash flows.  Additionally, an other-than-temporary impairment of approximately  $129,000 was recognized on a mortgage loan as a result of its appraisal valuation.

RECENT ACCOUNTING PRONOUNCEMENTS (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RECENT ACCOUNTING PRONOUNCEMENTS
The accompanying consolidated financial statements have been prepared by UTG, Inc. (“UTG”) and its consolidated subsidiaries (“Company”) pursuant to the rules and regulations of the Securities and Exchange Commission.  Although the Company believes the disclosures are adequate to make the information presented not be misleading, it is suggested that these consolidated financial statements be read in conjunction with the consolidated financial statements and the notes thereto presented in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission for the year ended December 31, 2010.

The information furnished reflects, in the opinion of the Company, all adjustments (which include only normal and recurring accruals) necessary for a fair presentation of the results of operations for the periods presented.  Operating results for interim periods are not necessarily indicative of operating results to be expected for the year or of the Company’s future financial condition.

This document at times will refer to the Registrant’s largest shareholder, Mr. Jesse T. Correll and certain companies controlled by Mr. Correll.  Mr. Correll holds a majority ownership of First Southern Funding LLC (“FSF”), a Kentucky corporation, and First Southern Bancorp, Inc. (“FSBI”), a financial services holding company.  FSBI operates through its 100% owned subsidiary bank, First Southern National Bank (“FSNB”).  Banking activities are conducted through multiple locations within south-central and western Kentucky.  Mr. Correll is Chief Executive Officer and Chairman of the Board of Directors of UTG and is currently UTG’s largest shareholder through his ownership control of FSF, FSBI and affiliates.  At June 30, 2011, Mr. Correll owns or controls directly and indirectly approximately 60.6% of UTG’s outstanding stock.

2.        RECENT ACCOUNTING PRONOUNCEMENTS

In January 2011, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standards Update (“ASU”) No. 2011-01 Receivables (Topic 310) Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No 2010-10. The amendments in this Update temporarily delay the effective date of the disclosures about troubled debt restructurings in Update 2010-20 for public entities. The delay is intended to allow the Board time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings for public entities and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. The Company does not expect the adoption of ASU 2011-01 to have a material impact on its consolidated financial statements.

In December 2010, the FASB issued the ASU No. 2010-29 Business Combinations (Topic 805) Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this Update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company does not expect the adoption of ASU 2010-29 to have a material impact on its consolidated financial statements.

In December 2010, the FASB issued the ASU No. 2010-28 Intangibles-Goodwill and Other (Topic 350) When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this Update modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with the existing guidance and examples in paragraph 350-20-35-30, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not expect the adoption of ASU 2010-28 to have a material impact on its consolidated financial statements.

In October 2010, the FASB issued the ASU No. 2010-26 Consolidations (Topic 944) Financial Services-Insurance. The amendments in this Update specify that the following costs incurred in the acquisition of new and renewal contracts should be capitalized in accordance with the amendments in this Update: 1. Incremental direct costs of contract acquisition. Incremental direct costs are those costs that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. 2. Certain costs related directly to Underwriting, policy issuance and processing, medical and inspection, and sales force contract selling performed by the insurer for the contract. The costs related directly to those activities include only the portion of an employee’s total compensation (excluding any compensation that is capitalized as incremental direct costs of contract acquisition) and payroll-related fringe benefits related directly to time spent performing those activities for actual acquired contracts and other costs related directly to those activities that would not have been incurred if the contract had not been acquired. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should be charged to expense as incurred. If the initial application of the amendments in this Update results in the capitalization of acquisition costs that had not been capitalized previously by an entity, the entity may elect not to capitalize those types of costs. The amendments in this Update do not affect the guidance in paragraphs 944-30-25-4 through 25-5, which prohibits the capitalization of certain costs incurred in obtaining universal life-type contracts. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The amendments in this update should be applied prospectively upon adoption. The Company does not expect the adoption of ASU 2010-26 to have a material impact on its consolidated financial statements.

In July 2010, the FASB issued the ASU No. 2010-20 Consolidations (Topic 310) Receivables. The main objective in developing this Update is to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This Update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. Currently, a high threshold for recognition of credit impairments impedes timely recognition of losses. ASU 2010-20 is effective for annual reporting periods ending on or after December 15, 2011. The Company does not expect the adoption of ASU No 2010-20 to have a material impact on its consolidated financial statements.

In February 2010, the FASB issued ASU 2010-09, Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements, which amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC’s requirements. ASU 2010-09 is effective upon issuance. The adoption of ASU 2010-09 did not have a material impact on the Company’s consolidated financial statements.

In January 2010, FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which provides amendments to subtopic 820-10 that require separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and the presentation of separate information regarding purchases, sales, issuances and settlements for Level 3 fair value measurements. Additionally, ASU 2010-06 provides amendments to subtopic 820-10 that clarify existing disclosures about the level of disaggregation and inputs and valuation techniques. ASU 2010-06 is effective for financial statements issued for interim and annual periods ending after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for interim and annual periods ending after December 15, 2010. The Company does not expect the adoption of ASU 2010-06 to have a material impact on its consolidated financial statements.

In January 2010, FASB issued ASU 2010-02, Accounting and Reporting for Decreases in Ownership of a Subsidiary- a Scope Clarification, which addresses the accounting for noncontrolling interests and changes in ownership interests of a subsidiary. ASU 2010-02 is effective for the interim or annual reporting periods ending on or after December 15, 2009, and must be applied retrospectively to interim or annual reporting periods beginning on or after December 15, 2008. The adoption of ASU 2010-02 did not have an impact on the Company’s consolidated financial statements.

In April 2009, the FASB replaced the guidance in the Investments — Debt and Equity Securities Topic of the FASB ASC related to OTTI.  Under this new accounting guidance, an other-than-temporary impairment (“OTTI”) loss must be separated into the amount representing the decrease in cash flows expected to be collected, or “credit loss”, which is recognized in earnings, and the amount related to all other factors, or “noncredit loss”, which is recognized in other comprehensive income.  In addition, the requirement for management to assert that it has the intent and ability to hold an impaired security until recovery was replaced by the requirement for management to assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.

SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL (10-K)	12 Months Ended
Dec. 31, 2010
SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL [Abstract]
SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL

3.        SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL

At December 31, 2010, substantially all of consolidated shareholders’ equity represents net assets of UTG’s subsidiaries.  The payment of cash dividends to shareholders by UTG is not legally restricted.  However, the state insurance department regulates insurance company dividend payments where the company is domiciled.  UG and AC’s dividend limitations are described below.

UG is an Ohio domiciled insurance company, which requires five days prior notification to the insurance commissioner for the payment of an ordinary dividend.  Ordinary dividends are defined as the greater of: a) prior year statutory net income or b) 10% of statutory capital and surplus.  For the year ended December 31, 2010, UG had statutory net income of  $4,796,439.  At December 31, 2010, UG’s statutory capital and surplus amounted to  $30,442,880.  Extraordinary dividends (amounts in excess of ordinary dividend limitations) require prior approval of the insurance commissioner and are not restricted to a specific calculation.  UG paid dividends of  $2,725,000 and  $0 to UTG in 2010 and 2009, respectively. None of the dividends paid were considered to be an extraordinary dividend.

AC is a Texas domiciled insurance company, which requires eleven days prior notification to the insurance commissioner for the payment of an ordinary dividend. Ordinary dividends are defined as the greater of: a) prior year statutory earnings from operations or b) 10% of statutory surplus.  At December 31, 2010, AC statutory earnings from operations were  $2,024,641.  At December 31, 2010 AC, statutory surplus was  $8,434,448.  Extraordinary dividends (amounts in excess of ordinary dividend limitations) require prior approval of the insurance commissioner and are not restricted to a specific calculation.  AC paid ordinary dividends of  $728,130 and  $0 during 2010 and 2009, respectively.

UG is required to maintain minimum statutory surplus of  $2,500,000. AC is required to maintain minimum statutory surplus of  $1,400,000.

INCOME TAXES (10-K)	12 Months Ended
Dec. 31, 2010
INCOME TAXES [Abstract]
INCOME TAXES

4.        INCOME TAXES

The valuation allowance against deferred taxes is a sensitive accounting estimate.  The Company follows the guidance of ASC 740, “Income Taxes,” which prescribes the liability method of accounting for deferred income taxes.  Under the liability method, companies establish a deferred tax liability or asset for the future tax effects of temporary differences between book and tax basis of assets and liabilities.

FASB ASC Topic 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The recognition threshold is based on a determination of whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position. Only tax positions that meet the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized.  Management believes the Company has no material uncertain income tax provisions at December 31, 2010 or 2009.

The Company’s Federal income tax returns are periodically audited by the Internal Revenue Service (“IRS”).  In February 2011, the federal income tax return for 2009 of UTG underwent an IRS examination.  The examination was closed with no adjustments to the return.  There is no examination ongoing currently, nor is management aware of any pending examination by the IRS.  The statutes of limitation for the assessments of additional tax are closed for all tax years prior to 2007.  Management believes that adequate provision has been made in the consolidated financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

At December 31, 2010 and 2009, respectively, the Company had gross deferred tax assets of  $3,243,631 and  $3,971,251 net of valuation allowances of  $0 and  $147,521, and gross deferred tax liabilities of  $16,624,909 and  $15,921,505, resulting from temporary differences primarily related to the life insurance subsidiaries.  The valuation allowance in 2009 was from UG that for tax purposes generated a net operating loss of  $421,488.  The Company established a deferred tax asset of  $147,521 in 2009 relating to the operating loss carryforward.  Also in 2009, the Company established an offsetting allowance of  $147,521 for the loss.  The allowances were established as a result of uncertainty in the Company’s ability to utilize the loss carryforwards which is dependent on generating sufficient taxable income prior to expiration of the loss carryforward.  The Company has not experienced any reductions of deferred tax assets due to the lapse of applicable statute of limitations.

The Company classifies interest and penalties on underpayment of income taxes as income tax expense.  No interest or penalties were included in the reported income taxes for the years presented.  Tax years 2007 to current remain subject to examination.  The Company has no agreements of extension of the review period currently in effect.  The Company is not aware of any potential or proposed changes to any of its tax filings.

The companies of the group file separate federal income tax returns except for ACAP, AC, and Imperial Plan, which file a consolidated life/non-life federal income tax return.

Life insurance company taxation is based primarily upon statutory results with certain special deductions and other items available only to life insurance companies.  Income tax expense (benefits) consists of the following components:

	2010	2009

Current tax	$2,710,769	$201,041
Deferred tax	(432,524)	(501,786)
	$2,278,245	$(300,745)

The expense for income differed from the amounts computed by applying the applicable United States statutory rate of 35% before income taxes as a result of the following differences:

	2010	2009

Tax computed at statutory rate	$3,731,405	$(1,923,629)
Changes in taxes due to:
Utilization of capital loss carryforward	0	(344,835)
Valuation allowance	(147,521)	147,521
Minority interest	(276,185)	276,806
Utilization of net operating loss carryforward	0	(667,980)
Small company deduction	(986,502)	(65,862)
Sale of subsidiary	0	2,131,861
Other	(42,952)	145,373
Income tax expense (benefit)	$2,278,245	$(300,745)

The following table summarizes the major components that comprise the deferred tax liability as reflected in the balance sheets:

	2010	2009

Investments	$4,751,156	$3,293,449
Cost of insurance acquired	4,927,048	5,390,705
Deferred policy acquisition costs	194,935	226,634
Management/consulting fees	(80,381)	(178,153)
Future policy benefits	2,671,913	2,635,289
Deferred gain on sale of subsidiary	2,312,483	2,312,483
Other liabilities	(304,229)	(493,837)
Federal tax DAC	(1,091,647)	(1,236,316)
Deferred tax liability	$13,381,278	$11,950,254

ANALYSIS OF INVESTMENTS, INVESTMENT INCOME AND INVESTMENT GAIN (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ANALYSIS OF INVESTMENTS, INVESTMENT INCOME AND INVESTMENT GAIN [Abstract]
ANALYSIS OF INVESTMENTS, INVESTMENT INCOME AND INVESTMENT GAIN
A.	Available for Sale Securities – Fixed Maturity and Equity Securities

As of June 30, 2011 and December 31, 2010, fixed maturities available for sale represented 45% of total invested assets. The Company’s insurance subsidiaries are regulated by insurance statutes and regulations as to the type of investments they are permitted to make, and the amount of funds that may be used for any one type of investment.  In light of these statutes and regulations, and the Company’s business and investment strategy, the Company generally seeks to invest in United States government and government agency securities and other high quality low risk investments.

At June 30, 2011, the carrying value of fixed maturity securities in default as to principal or interest was immaterial in the context of consolidated assets, shareholders’ equity or results from operations.  The Company has identified securities it may sell and classified them as “investments available for sale”.  Investments available for sale are carried at market, with changes in market value directly recorded to shareholders’ equity.

The amortized cost and estimated market values of investments in securities including investments held for sale are as follows:

June 30, 2011	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$92,036,326	$4,141,275	$0	$96,177,601
States, municipalities and political subdivisions	290,000	5,116	0	295,116
Collateralized mortgage obligations	5,442,639	66,570	(4,235)	5,504,974
Public utilities	399,881	59,571	0	459,452
All other corporate bonds	44,318,407	1,610,739	(1,222,713)	44,706,433
	142,487,253	5,883,271	(1,226,948)	147,143,576
Equity securities	11,641,116	183,639	(78,825)	11,745,930
Total	$154,128,369	$6,066,910	$(1,305,773)	$158,889,506

Investment in unconsolidated affiliate	$5,000,000	$188,758	$0	$5,188,758

December 31, 2010	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$74,596,648	$4,427,285	$0	$79,023,933
States, municipalities and political subdivisions	330,000	5,198	0	335,198
Collateralized mortgage obligations	16,170,099	510,840	(6,677)	16,674,262
Public utilities	904,139	82,886	0	987,025
All other corporate bonds	50,947,807	2,320,965	(2,383,242)	50,885,530
	142,948,693	7,347,174	(2,389,919)	147,905,948
Equity securities	13,940,811	39,700	(96,254)	13,884,257
Total	$156,889,504	$7,386,874	$(2,486,173)	$161,790,205

Investment in unconsolidated affiliate	$5,000,000	$137,700	$0	$5,137,700

The fair value of investments with sustained gross unrealized losses at June 30, 2011 and December 31, 2010 are as follows:

June 30, 2011	Less than 12 months		12 months or longer		Total

	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$96,687	(4,235)	$96,687	(4,235)
All other corporate bonds	26,541	(757)	1,745,754	(1,221,956)	1,772,295	(1,222,713)
Total fixed maturity	$26,541	(757)	$1,842,441	(1,226,191)	$1,868,982	(1,226,948)

Equity securities	$526,559	(22,041)	$346,389	(56,784)	$872,948	(78,825)

December 31, 2010	Less than 12 months		12 months or longer		Total

	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$104,033	(6,677)	$104,033	(6,677)
All other corporate bonds	13,959,305	(413,862)	2,620,277	(1,969,380)	16,579,582	(2,383,242)
Total fixed maturity	$13,959,305	(413,862)	$2,724,310	(1,976,057)	$16,683,615	(2,389,919)

Equity securities	$1,082,748	(96,254)	$0	0	$1,082,748	(96,254)

The unrealized losses of fixed maturity investments were primarily due to financial market participants’ perception of increased risks associated with the current market environment, resulting in higher interest rates.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the par value of the investment.  The unrealized losses of equity investments were primarily caused by normal market fluctuations in publicly traded securities.

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary.  Based on an evaluation of the issues, including, but not limited to:  intentions to sell or ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover; the length of time and amount of the unrealized loss; and the credit ratings of the issuers of the investments, the Company held ten and six investments as other-than-temporarily impaired at June 30, 2011 and December 31, 2010. Other-than-temporary impairments of  $262,067 and  $1,478,970 were taken in the first six months of 2011 and during the twelve months ended December 31, 2010, respectively.  The other-than-temporary impairments during 2011 were a mortgage loan impairment as a result of an appraisal valuation as well as several discounted mortgage loans and a foreclosed discounted mortgage loan which were written down to better reflect current expected market values.  The other-than-temporary impairments during 2010 were due to changes in expected future cash flows of investments in stocks as well as in bonds backed by trust preferred securities of banks.  In addition, in 2010, the Company recognized an other-than-temporary impairment in a mortgage loan as a result of its appraisal valuation.  The other-than-temporary impairments are detailed below:

June 30, 2011	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Hafner & Shugarman Enterprise Loan 2	$151,259	$(51,259)	$100,000	$0	$100,000

Hafner & Shugarman Enterprise Loan 3	$395,742	$(95,742)	$300,000	$0	$300,000

Hafner & Shugarman Enterprise Loan 4	$206,440	$(56,440)	$150,000	$0	$150,000
June 30, 2011	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Jarvis Development	$769,119	$(39,119)	$730,000	$0	$730,000

HJ Management Corp, Inc. Loan 1	$2,500	$(2,500)	$0	$0	$0

HJ Management Corp, Inc. Loan 2	$3,005	$(3,005)	$0	$0	$0

HJ Management Corp, Inc. Loan 3	$2,949	$(2,949)	$0	$0	$0

HJ Management Corp, Inc. Loan 4	$4,250	$(4,250)	$0	$0	$0

First Pyramid Investment Group Loan 1	$925	$(925)	$0	$0	$0

First Pyramid Investment Group	$17,313	$(5,878)	$11,435	$0	$11,435

December 31, 2010	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$416,157	$(136,935)	$279,222	$(206,924)	$72,298

Preferred Term Securities II	$2,161,808	$(473,319)	$1,688,489	$(1,621,946)	$66,543

Investors Heritage Capital Corp	$618,348	$(215,174)	$403,174	$0	$403,174

Jarvis Development	$858,867	$(128,867)	$730,000	$0	$730,000

SFF Royalty	$1,934,336	$(68,643)	$1,865,693	$0	$1,865,693

Amen Properties, Inc.	$1,628,432	$(456,032)	$1,172,400	$0	$1,172,400

The amortized cost and estimated market value of debt securities at June 30, 2011, by contractual maturity, is shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fixed Maturities Available for Sale June 30, 2011	Amortized Cost	Estimated Market Value

Due in one year or less	$0	$0
Due after one year through five years	25,515,285	26,633,118
Due after five years through ten years	31,692,837	34,017,886
Due after ten years	79,836,492	80,987,598
Collateralized mortgage obligations	5,442,639	5,504,974
Total	$142,487,253	$147,143,576

B.	Trading Securities

Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in net investment income on the consolidated statements of operations.  Trading securities include exchange-traded equities and exchange-traded equity options.  The fair value of trading securities included in assets was  $28,429,912 and  $37,029,550 as of June 30, 2011 and December 31, 2010, respectively.  The fair value of trading securities included in liabilities was  $(13,315,284) and  $(18,429,677) as of June 30, 2011 and December 31, 2010, respectively.  Trading securities’ net unrealized gains were  $1,357,344 and  $1,803,729 as of June 30, 2011 and December 31, 2010, respectively.  Trading securities carried as liabilities are securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.  Realized gains from trading securities were  $1,725,993 and  $184,546 for the six and twelve months ended June 30, 2011 and December 31, 2010, respectively. Earnings from trading securities are classified in cash flows from operating activities. Trading revenue charged to net investment income from trading securities was:

	Six Months June 30, 2011	Twelve Months December 31, 2010

Type of Instrument	Net Realized and Unrealized Gains (Losses)	Net Realized and Unrealized Gains (Losses)

Equity	$3,083,337	$1,988,275

C.	Derivatives

As of June 30, 2011, the Company held derivative instruments in the form of exchange-traded equity options.  The Company currently does not designate derivatives as hedging instruments.  Exchange-traded equity options are combined with exchange-traded equity securities in the Company’s trading portfolio, with the primary objective of generating a fair return while reducing risk.  These derivatives are carried at fair value, with unrealized gains and losses recognized in net investment income.  The fair value of derivatives included in trading security assets and trading security liabilities as of June 30, 2011 was  $3,389,161 and  $(13,315,284), respectively. The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2010 was  $2,244,478 and  $(17,246,957), respectively.  Realized gains (losses) due to derivatives were  $925,883 and  $(305,247) for the six and twelve months ended June 30, 2011 and December 31, 2010, respectively. Unrealized gains (losses) included in income and trading security assets due to derivatives were  $(1,980,985) and  $1,579,071 as of June 30, 2011 and December 31, 2010, respectively. Unrealized gains (losses) included in income and trading security liabilities due to derivatives were  $4,221,729 and  $(3,392,010) as of June 30, 2011 and December 31, 2010, respectively.

D.	Mortgages

The Company held mortgage loans on real estate in the amount of  $49,812,941 and  $59,935,447 at June 30, 2011 and December 31, 2010, respectively.  Included in the amounts are discounted commercial mortgage loans with a carrying value of  $38,150,327 and  $47,523,860 at June 30, 2011 and December 31, 2010, respectively.

During the first six months of 2011, the Company acquired  $9,648,723 of discounted mortgage loans at a total cost of  $5,310,953, representing an average purchase price to outstanding loan of 55.04%.  Additionally, during the first six months of 2011, the Company settled, sold, or had paid off mortgage loans totaling  $17,118,063.  The Company also recorded approximately  $4,834,000 in income from the discounted mortgage loan activity, including  $2,423,029 in discount accruals during the first six months of 2011.  During 2010, the Company acquired  $111,258,867 of discounted mortgage loans at a total cost of  $36,283,278, representing an average purchase price to outstanding loan of 32.6%.  Additionally, during 2010, the Company settled, sold or had paid off discounted mortgage loans totaling  $23,607,100.  During 2010, the Company recorded approximately  $12,898,000 in income from the discounted mortgage loan activity, including  $7,645,258 in discount accruals.  The Company is currently projecting a very positive return from on-going mortgage loan payments from the discounted commercial mortgage loan portfolio.

While management believes the discounted loans will continue to have favorable earnings and outcomes as they are worked through, there can be no assurance this will remain true in future periods.  Changes in the current economy such as an even greater downturn than recently experienced could have a negative impact on the loans, including the financial stability of the borrowers, the borrowers’ ability to pay or to refinance, the value of the property held as collateral and the ability to find purchasers at favorable prices.  As such, management has taken a conservative approach with these investments and has classified all discounted mortgage loans held as non-accrual.  In such status, the Company is not recording any accrued interest income nor is it recording any accrual of discount on the loans held.  Discount accruals reported during 2010 and 2011 were the result of the loan basis already being fully paid.

On the remainder of the mortgage loan portfolio, interest accruals are analyzed based on the likelihood of repayment.  In no event will interest continue to accrue when accrued interest along with the outstanding principal exceeds the net realizable value of the property.  The Company does not utilize a specified number of days delinquent to cause an automatic non-accrual status.

A mortgage loan reserve is established and adjusted based on management’s quarterly analysis of the portfolio and any deterioration in value of the underlying property which would reduce the net realizable value of the property below its current carrying value.  The Company acquired the discounted mortgage loans at below fair value, therefore no reserve for delinquent loans is deemed necessary.  The loan portfolio since purchase is performing very well.  Those loans not currently paying are being vigorously worked by management.  The current discounted commercial mortgage loan portfolio has an average price of 34.5% of face value and management has determined that this deep discount provides a financial cushion or built in allowance for any of the loans that are not currently performing within the portfolio of loans purchased.  The mortgage loan reserve was  $0 at June 30, 2011 and December 31, 2010.

As of June 30, 2011, the Company’s discounted mortgage loan portfolio contained 115 loans with a carrying value of  $38,150,327.  The loans’ payment performance since inception is shown as follows:

Payment Frequency	Number of Discounted Loans	Carrying Value

No payments	35	$9,129,773
One-time payment received	15	3,488,814
Irregular payments received	28	15,092,373
Periodic payments received	37	10,439,367
Total	115	$38,150,327

The following table summarizes discounted mortgage loan holdings of the Company:

Category	June 30, 2011	December 31, 2010

In good standing	$7,780,490	$9,665,059
Overdue interest over 90 days	9,479,798	16,192,815
Restructured	9,547,643	4,306,800
In process of foreclosure	11,342,396	17,359,186
Total discounted mortgage loans	$38,150,327	$47,523,860

Total foreclosed discounted mortgage loans	$24,204,102	$8,939,548

At June 30, 2011, the Company has 44 discounted mortgage loans totaling  $11,342,396 in the process of foreclosure and 21 discounted mortgage loans totaling  $9,547,643 under a repayment plan or restructuring.  At December 31, 2010, the Company had 26 discounted mortgage loans totaling  $17,359,186 in the process of foreclosure and 19 discounted mortgage loans totaling  $4,306,800 under a repayment plan or restructuring.

During the first six months of 2011, the Company foreclosed on seven discounted mortgage loans with a total carrying value of  $12,617,310.  Five foreclosed loans were transferred to real estate and two foreclosed loans are now UG’s majority-owned subsidiaries, Wingate of St. Johns Holding, LLC and Northwest Florida of Okaloosa Holding, LLC.  During 2010, the Company foreclosed on 20 discounted mortgage loans with a total carrying value of  $8,939,548.  Of these foreclosures, 17 loans totaling  $8,411,458 were transferred to real estate while one loan is now UG’s wholly owned subsidiary, Sand Lake, LLC.  Subsequent to the foreclosures, two foreclosed loans were sold with the Company realizing a gain of  $51,949 upon the sale during 2010.

During the first six months of 2011, the Company recognized an other-than-temporary impairment of  $39,119 on one of its mortgage loans as a result of a recent appraisal.  In addition, upon further evaluation of several discounted mortgage loans and one foreclosed discounted mortgage loan, the Company’s basis in these investments were written down slightly to better reflect current expected market values.

5.        ANALYSIS OF INVESTMENTS, INVESTMENT INCOME AND INVESTMENT GAIN

A.       NET INVESTMENT INCOME - The following table reflects net investment income by type of investment:

	2010	2009

Fixed Maturities Available for Sale	$5,577,292	$8,464,738
Equity Securities	891,777	970,778
Trading Securities	5,143,204	13,661
Mortgage Loans	1,176,747	2,442,908
Discounted Mortgage Loans	12,897,978	987,387
Real Estate	6,600,327	6,086,901
Policy Loans	864,416	868,114
Short-term Investments	57,339	55,375
Cash	10,761	44,368
Total Consolidated Investment Income	33,219,841	19,934,230
Investment Expenses	(8,361,004)	(5,693,437)
Consolidated Net Investment Income	$24,858,837	$14,240,793

The following table reflects net realized investment gains (losses) by type of investment:

2010	Gross Realized Gains	Gross Realized (Losses)	Net Realized Gains (Losses)

Fixed Maturities Available for Sale	$811,175	$(3,334)	$807,841
Fixed Maturities Available for Sale - OTTI	0	(610,254)	(610,254)
Equity Securities	0	(21,360)	(21,360)
Equity Securities - OTTI	0	(726,828)	(726,828)
Real Estate	51,949	0	51,949
Mortgage Loans - OTTI	0	(128,867)	(128,867)
Other	0	(13,019)	(13,019)
Consolidated Net Realized Losses	$863,124	$(1,503,662)	$(640,538)

2009	Gross Realized Gains	Gross Realized (Losses)	Net Realized Gains (Losses)

Fixed Maturities Available for Sale	$3,996,328	$(4,054,347)	$(58,019)
Fixed Maturities Available for Sale - OTTI	0	(2,007,174)	(2,007,174)
Equity Securities	6,273,996	(5,077,207)	1,196,789
Real Estate	159,282	0	159,282
Other	79,594	0	79,594
Consolidated Net Realized Losses	$10,509,200	$(11,138,728)	$(629,528)

B.	INVESTMENT SECURITIES

The amortized cost and estimated market values of investments in securities including investments available for sale are as follows:

2010	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$74,596,648	$4,427,285	$0	$79,023,933
States, municipalities and political subdivisions	330,000	5,198	0	335,198
Collateralized mortgage obligations	16,170,099	510,840	(6,677)	16,674,262
Public utilities	904,139	82,886	0	987,025
All other corporate bonds	50,947,807	2,320,965	(2,383,242)	50,885,530
	142,948,693	7,347,174	(2,389,919)	147,905,948
Equity securities	13,940,811	39,700	(96,254)	13,884,257
Total	$156,889,504	$7,386,874	$(2,486,173)	$161,790,205

Investment in unconsolidated affiliate	$5,000,000	$137,700	$0	$5,137,700

2009	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$73,298,975	$1,773,136	$(1,375,073)	$73,697,038
States, municipalities and political subdivisions	2,567,650	44,274	(192,776)	2,419,148
Collateralized mortgage obligations	17,992,385	829,076	0	18,821,461
All other corporate bonds	44,821,388	1,443,401	(1,497,743)	44,767,046
	138,680,398	4,089,887	(3,065,592)	139,704,693
Equity securities	14,316,463	29,000	(1,022,141)	13,323,322
Total	$152,996,861	$4,118,887	$(4,087,733)	$153,028,015

Investment in unconsolidated affiliate	$5,000,000	$57,762	$0	$5,057,762

The Company held three fixed maturity investments totaling  $75,329,675 and five fixed maturity investments of  $74,397,459 that exceeded 10% of shareholder’s equity at December 31, 2010 and 2009, respectively.  The Company held no equity investments that exceeded 10% of shareholder’s equity at December 31, 2010 and two equity investments totaling  $10,192,382 that exceeded 10% of shareholder’s equity at December 31, 2009.

By insurance statute, the majority of the Company’s investment portfolio is invested in investment grade securities to provide ample protection for policyholders.

Below investment grade debt securities generally provide higher yields and involve greater risks than investment grade debt securities because their issuers typically are more highly leveraged and more vulnerable to adverse economic conditions than investment grade issuers.  In addition, the trading market for these securities is usually more limited than for investment grade debt securities.  Debt securities classified as below-investment grade are those that receive a Standard & Poor’s rating of BB or below.

The Company held, at amortized cost,  $138,840 and  $1,459,798 in below investment grade investments as of December 31, 2010 and 2009, respectively.  The investments are all classified as All Other Corporate bonds.

The fair value of investments with sustained gross unrealized losses at December 31, 2010 and 2009 are as follows:

	Less than 12 months		12 months or longer		Total
2010	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$104,033	(6,677)	$104,033	(6,677)
All other corporate bonds	13,959,305	(413,862)	2,620,277	(1,969,380)	16,579,582	(2,383,242)
Total fixed maturity	13,959,305	(413,862)	$2,724,310	(1,976,057)	$16,683,615	(2,389,919)

Equity securities	$1,082,748	(96,254)	$0	0	$1,082,748	(96,254)

	Less than 12 months		12 months or longer		Total
2009	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Government and govt. agencies and authorities	$46,581,332	(1,375,073)	$0	0	$46,581,332	(1,375,073)
States, municipalities and political subdivisions	0	0	1,247,224	(192,776)	1,247,224	(192,776)
All other corporate bonds	12,305,039	(215,636)	2,514,618	(1,282,107)	14,819,657	(1,497,743)
Total fixed maturity	58,886,371	(1,590,709)	$3,761,842	(1,474,883)	$62,648,213	(3,065,592)

Equity securities	$908,010	(244,095)	$4,474,508	(778,046)	$5,382,518	(1,022,141)

As of December 31, 2010, the Company had three fixed maturity investments and two equity investments with unrealized losses less than 12 months, and five fixed maturity investments and no equity investments with unrealized losses greater than 12 months.  As of December 31, 2009, the Company had eight fixed maturity investments and two equity investments with unrealized losses less than 12 months, and nine fixed maturity investments and three equity investments with unrealized losses greater than 12 months.

The unrealized losses of fixed maturity investments were primarily due to financial market participants’ perception of increased risks associated with the current market environment, resulting in higher interest rates.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.  The unrealized losses of equity investments were primarily caused by normal market fluctuations in publicly traded securities.

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary.  Based on an evaluation of the issues, including, but not limited to, intentions to sell or ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover; the length of time and amount of the unrealized loss; and the credit ratings of the issuers of the investments, the Company held six investments and two investments as other-than-temporarily impaired at December 31, 2010 and 2009, respectively.  The other-than-temporary impairments during 2010 were due to changes in expected future cash flows of investments in stocks as well as in bonds backed by trust preferred securities of banks.  In addition, the Company recognized an other-than-temporary impairment in a mortgage loan as a result of its appraisal valuation.  The other-than-temporary impairments during 2009 were due to changes in expected future cash flows of investments in bonds backed by trust preferred securities of banks.  The other-than-temporary impairments are detailed below:

2010	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$416,157	$(136,935)	$279,222	$(206,924)	$72,298

Preferred Term Securities II	$2,161,808	$(473,319)	$1,688,489	$(1,621,946)	$66,543

Investors Heritage Capital Corp	$618,348	$(215,174)	$403,174	$0	$403,174

Jarvis Development	$739,610	$(128,867)	$730,000	$0	$730,000

SFF Royalty	$1,934,336	$(68,643)	$1,865,693	$0	$1,865,693

Amen Properties, Inc.	$1,628,432	$(456,032)	$1,172,400	$0	$1,172,400

2009	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$508,816	$(92,659)	$416,157	$(99,998)	$316,159

Preferred Term Securities II	$4,076,323	$(1,914,515)	$2,161,808	$(1,115,670)	$1,046,138

The amortized cost and estimated market value of debt securities at December 31, 2010, by contractual maturity, is shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fixed Maturities Available for Sale December 31, 2010	Amortized Cost	Estimated Market Value

Due in one year or less	$10,000	$10,113
Due after one year through five years	17,718,269	19,029,622
Due after five years through ten years	36,490,345	39,997,780
Due after ten years	72,072,217	71,648,908
Collateralized mortgage obligations	16,657,862	17,219,525
Total	$142,948,693	$147,905,948

Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in other income on the consolidated statements of operations. Trading securities include exchange traded equities and exchange traded equity options. The fair value of trading securities included in assets was  $37,029,550 and  $19,613,472 as of December 31, 2010 and 2009, respectively. The fair value of trading securities included in liabilities was  $(18,429,677) and  $(11,671,911) as of December 31, 2010 and 2009, respectively. Trading securities’ unrealized gains were  $5,574,151 and  $570,024 as of December 31, 2010 and 2009, respectively. Unrealized losses due to trading securities were  $(3,770,422) and  $(1,081,360) as of December 31, 2010 and 2009, respectively. Trading securities carried as liabilities are securities sold short. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. Realized gains from trading securities were  $184,546 and  $525,000 as of December 31, 2010 and 2009, respectively. Trading securities are classified in cash flows from operating activities. Trading revenue charged to net income from trading securities was:

	December 31, 2010	December 31, 2009
Type of Instrument	Net Realized and Unrealized Gains (Losses)	Net Realized and Unrealized Gains (Losses)

Equity	$1,988,275	$13,664

As of December 31, 2010, the Company held derivative instruments in the form of exchange-traded equity options. The Company currently does not designate derivatives as hedging instruments. Exchange traded equity options are matched with exchange traded equity securities in the Company’s trading portfolio, with the primary objective of generating a fair return while reducing risk.  These derivatives are carried at fair value, with unrealized gains and losses recognized in other income.  The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2010 was  $2,244,478 and  $(17,246,957), respectively.  The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2009 was  $1,054,965 and  $(4,753,525), respectively. Realized gains (losses) due to derivatives were  $(305,247) and  $525,000 December 31, 2010 and December 31, 2009 respectively. Unrealized gains included in trading security assets due to derivatives were  $1,579,071 and  $110,013 as of December 31, 2010 and December 31, 2009, respectively. Unrealized losses included in trading security liabilities due to derivatives were  $(3,392,010) and  $(432,720) as of December 31, 2010 and December 31, 2009, respectively.

C.                     INVESTMENTS ON DEPOSIT - At December 31, 2010, investments carried at approximately  $6,153,000 were on deposit with various state insurance departments.

D.                     DISCOUNT MORTGAGE LOANS - During the fourth quarter of 2009, the Company began purchasing discounted commercial mortgage loans.  Management has extensive background and experience in the analysis and valuation of commercial real estate and believes there are significant opportunities currently available in the discounted mortgage loan arena.  Experienced personnel of FSNB have also been utilized in the analysis phase.  This experience dates back to discounted loans during the Resolution Trust days where such loans were being sold from defunct savings and loans in the early 1990’s.  The discounted loans are available through the FDIC sale of assets of closed banks and from banks wanting to reduce their loan portfolios.  The loans are available on a loan by loan bid process.  Prior to placing a bid, each loan is reviewed to determine interest level utilizing such information as type of collateral, location of collateral, interest rate, current loan status and available cashflows or other sources of repayment.  Once it is determined interest in the loan remains, the collateral is physically inspected.  Following physical inspection, if interest still remains, a bid price is determined and a bid is submitted.  Once a loan has been acquired, contact is made with the appropriate individuals to begin a dialog with a goal of determining the borrower’s willingness to work together.  There are generally three paths a discounted loan will take:  the borrowers pay as required; a settlement is reached with the loan being paid off at a discounted value; or the loan is foreclosed.

During the fourth quarter of 2009, the Company had acquired  $118,368,661 of discounted mortgage loans at a total cost of  $35,224,022, representing an average purchase price to outstanding loan of 29.8%.  During 2009, the Company recorded approximately  $1,000,000 in income from this loan activity.  During 2010, the Company acquired an additional  $111,258,867 of discounted mortgage loans at a total cost of  $36,283,278, representing an average purchase price to outstanding loan of 32.6%.  Additionally, during 2010, the Company settled, sold or had paid off discounted mortgage loans totaling  $23,607,100.  During 2010, the Company recorded approximately  $12,898,000 in income from the discounted mortgage loan activity, including  $7,645,258 in discount accruals.  The Company is currently projecting a very positive return from on-going mortgage loan payments from the discounted commercial mortgage loan portfolio.

At December 31, 2010, the Company holds  $59,935,447 in mortgage loans in total, which represents approximately 14% of the total assets.  Most mortgage loans are first position loans.  Loans issued are limited to no more than 80% of the appraised value of the property with the exception of one loan whose value of the security to the loan was 100%.  During 2010, the Company recognized an other-than-temporary impairment of  $128,867 on this loan as a result of its appraisal valuation.

As of December 31, 2010, the Company’s discounted mortgage loan portfolio contained 131 loans with a carrying value of  $47,523,860.  The loans’ payment performance during the past year is shown as follows:

Payment Frequency	Number of Loans	Carrying Value

No payments received	47	$26,731,110
One-time payment received	20	562,919
Irregular payments received	19	7,166,669
Periodic payments received	45	13,063,162
Total	131	$47,523,860

The following table summarizes discounted mortgage loan holdings of the Company:

Category	2010	2009

In good standing	$9,665,059	$7,311,982
Overdue interest over 90 days	16,192,815	26,917,956
Restructured	4,306,800	0
In process of foreclosure	17,359,186	0
Total discounted mortgage loans	$47,523,860	$34,229,938

Total foreclosed discounted mortgage loans	$8,939,548	$2,262,352

During 2010, the Company foreclosed on 20 discounted mortgage loans with a total carrying value of  $8,939,548.  Of these foreclosures, 17 loans totaling  $8,411,458 were transferred to real estate while one loan is now UG’s wholly owned subsidiary, Sand Lake, LLC.  Subsequent to the foreclosures, two foreclosed loans were sold with the Company realizing a gain of  $51,949 upon the sale.

DISCLOSURES ABOUT FAIR VALUES (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS [Abstract]
DISCLOSURES ABOUT FAIR VALUES
Effective January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which requires enhanced disclosures of assets and liabilities carried at fair value.  ASC 820 established a hierarchical disclosure framework based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  ASC 820 defines the input levels as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.  U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.  Equity securities and options that are actively traded and exchange listed in the U.S. are also included in Level 1.  Equity security valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets consist of fixed income investments valued based on quoted prices for identical or similar assets in markets that are not active and investments carried as equity securities that do not have an actively traded market that are valued based on their audited GAAP book value.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  The Company does not have any Level 3 financial assets or liabilities.

The following table presents the level within the hierarchy at which the Company’s financial assets and financial liabilities are measured on a recurring basis as of June 30, 2011.

	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$81,244,270	$65,899,306	$0	$147,143,576
Equity Securities, available for sale	0	16,934,688	0	16,934,688
Trading Securities	28,429,912	0	0	28,429,912
Total	$109,674,182	$82,833,994	$0	$192,508,176

Liabilities
Trading Securities	$13,315,284	$0	$0	$13,315,284

The financial statements include various estimated fair value information at June 30, 2011 and December 31, 2010, as required by ASC 820.  Such information, which pertains to the Company's financial instruments, is based on the requirements set forth in that Statement and does not purport to represent the aggregate net fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments required to be valued by ASC 820 for which it is practicable to estimate that value:

(a)  Cash and cash equivalents

The carrying amount in the financial statements approximates fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

(b)  Fixed maturities and investments available for sale

The Company utilized a pricing service to estimate fair value measurements for its fixed maturities and public common and preferred stocks.  The pricing service utilizes market quotations for securities that have quoted market prices in active markets.  Since fixed maturities other than U.S. Treasury securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements using relevant market data, benchmark curves, sector groupings and matrix pricing.  As the fair value estimates of most fixed maturity investments are based on observable market information rather than market quotes, the estimates of fair value other than U.S. Treasury securities are included in Level 2 of the hierarchy.  U.S. Treasury securities are included in the amount disclosed in Level 1 as the estimates are based on unadjusted prices.  The Company’s Level 2 investments include obligations of U.S. government agencies, municipal bonds, corporate debt securities and other mortgage backed securities.

(c)  Trading securities

Securities designated as trading securities are reported at fair value using market quotes, with gains or losses resulting from changes in fair value recognized in earnings.  Trading securities include exchange-traded equities and exchange-traded equity long and short options.

(d)  Mortgage loans on real estate

The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates being offered for similar loans to borrowers with similar credit ratings.

(e)  Discounted mortgage loans

The Company has been purchasing non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management has determined the fair value to be too difficult to calculate but believes it approximates the carrying value of these investments.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

(f)  Policy loans

Policy loans are carried at the aggregate unpaid principal balances in the consolidated balance sheets which approximates fair value, and earn interest at rates ranging from 4% to 8%.  Individual policy liabilities in all cases equal or exceed outstanding policy loan balances.

(g)  Short-term investments

Quoted market prices, if available, are used to determine the fair value.  If quoted market prices are not available, management estimates the fair value based on the quoted market price of a financial instrument with similar characteristics.

(h)  Notes payable

For borrowings subject to floating rates of interest, carrying value is a reasonable estimate of fair value.  For fixed rate borrowings fair value is determined based on the borrowing rates currently available to the Company for loans with similar terms and average maturities.

The estimated fair values of the Company's financial instruments required to be valued by ASC 820 are as follows:

	June 30, 2011		December 31, 2010
Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Fixed maturities available for sale	$147,143,576	$147,143,576	$147,905,948	$147,905,948
Equity securities	11,745,930	11,745,930	13,884,257	13,884,257
Trading securities	28,429,912	28,429,912	37,029,550	37,029,550
Securities of affiliate	5,188,758	5,188,758	5,137,700	5,137,700
Mortgage loans on real estate	11,662,614	11,723,700	12,411,587	12,524,140
Discounted mortgage loans	38,150,327	39,105,560	47,523,860	49,294,797
Policy loans	13,913,044	13,913,044	13,976,019	13,976,019

Liabilities
Notes payable	13,303,065	13,152,089	10,372,239	10,136,433
Trading securities	13,315,284	13,315,284	18,429,677	18,429,677

6.        DISCLOSURES ABOUT FAIR VALUES

ASC 820, “Fair Value Measurements and Disclosures” established a hierarchical disclosure framework based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  ASC 820 defines the input levels as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.  U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.  Equity securities that are actively traded on an exchange listed in the U.S. are also included in Level 1.  Equity security valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets consist of fixed income investments valued based on quoted prices for identical or similar assets in markets that are not active and investments carried as equity securities that do not have an actively traded market that are valued based on their audited GAAP book value.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  The Company does not have any Level 3 financial assets or liabilities.

The following table presents the level within the hierarchy at which the Company’s financial assets and financial liabilities that are measured and recorded on a recurring basis at fair value as of December 31, 2010 and 2009:

2010	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$6,881,434	$141,024,514	$0	$147,905,948
Equity Securities, available for sale	0	19,021,957	0	19,021,957
Trading Securities	37,029,550	0	0	37,029,550
Total	$43,910,984	$160,046,471	$0	$203,957,455

Liabilities
Trading Securities	$18,429,677	$0	$0	$18,429,677

2009	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$6,831,432	$132,873,261	$0	$139,704,693
Equity Securities, available for sale	15,691,037	2,690,047	0	18,381,084
Trading Securities	19,613,472	0	0	19,613,472
Total	$42,135,941	$135,563,308	$0	$177,699,249

Liabilities
Trading Securities	$11,671,911	$0	$0	$11,671,911

As of December 31, 2010 and 2009, the Company held  $53 million and  $46 million of real estate for sale, respectively.  The real estate is recorded at the lower of the net investment in the loan or the fair value of the real estate less costs to sell.  The determination of fair value assessments are performed on a periodic basis by external appraisal and assessment of property values by management.  Management believes these fair value assessments are classified as a Level 2 valuation technique under ASC 820, Fair Value Measurements and Disclosures as of December 31, 2010 and 2009.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans and policy loans. Accordingly such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

The financial statements include various estimated fair value information at December 31, 2010 and 2009, as required by ASC 820.  Such information, which pertains to the Company’s financial instruments, is based on the requirements set forth in that guidance and does not purport to represent the aggregate net fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument required to be valued by ASC 820 for which it is practicable to estimate that value:

(a)  Cash and cash equivalents

The carrying amount in the financial statements approximates fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

(b)  Fixed maturities and investments available for sale

The Company utilized a pricing service to estimate fair value measurements for its fixed maturities and public common and preferred stocks.  The pricing service utilizes market quotations for securities that have quoted market prices in active markets.  Since fixed maturities other than U.S. Treasury securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements using relevant market data, benchmark curves, sector groupings and matrix pricing.  As the fair value estimates of most fixed maturity investments are based on observable market information rather than market quotes, the estimates of fair value other than U.S. Treasury securities are included in Level 2 of the hierarchy.  U.S. Treasury securities are included in the amount disclosed in Level 1 as the estimates are based on unadjusted prices.  The Company’s Level 2 investments include obligations of U.S. government agencies, municipal bonds, corporate debt securities and other mortgage backed securities.

(c)  Trading Securities

Securities designated as trading securities are reported at fair value using market quotes, with gains or losses resulting from changes in fair value recognized in earnings. Trading securities include exchange traded equities and exchange traded equity long and short options.

(d)  Mortgage loans on real estate

The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates being offered for similar loans to borrowers with similar credit ratings.

During 2009 and 2010, the Company purchased non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

(e)  Policy loans

Policy loans are carried at the aggregate unpaid principal balances in the consolidated balance sheets which approximates fair value, and earn interest at rates ranging from 4% to 8%.  Individual policy liabilities in all cases equal or exceed outstanding policy loan balances.

(f)  Short-term investments

Quoted market prices, if available, are used to determine the fair value.  If quoted market prices are not available, management estimates the fair value based on the quoted market price of a financial instrument with similar characteristics.

(g)  Notes payable

For borrowings subject to floating rates of interest, carrying value is a reasonable estimate of fair value.  For fixed rate borrowings fair value is determined based on the borrowing rates currently available to the Company for loans with similar terms and average maturities.

The estimated fair values of the Company’s financial instruments required to be valued by ASC 820 are as follows as of December 31:

	2010		2009
Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Fixed maturities available for sale	$147,905,948	$147,905,948	$139,704,693	$139,704,693
Equity securities	13,884,257	13,884,257	13,323,322	13,323,322
Trading securities	37,029,550	37,029,550	19,613,472	19,613,472
Securities of affiliate	5,137,700	5,137,700	5,057,762	5,057,762
Mortgage loans on real estate	12,411,587	12,524,140	27,041,447	27,192,239
Discounted mortgage loans	47,523,860	49,294,797	34,229,937	34,426,249
Policy loans	13,976,019	13,976,019	14,343,606	14,343,606
Short term	0	0	700,000	700,000

Liabilities
Notes payable	10,372,239	10,136,433	14,402,889	14,267,364
Trading securities	18,429,677	18,429,677	11,671,911	11,671,911

STATUTORY EQUITY AND INCOME FROM OPERATIONS (10-K)	12 Months Ended
Dec. 31, 2010
STATUTORY EQUITY AND INCOME FROM OPERATIONS [Abstract]
STATUTORY EQUITY AND INCOME FROM OPERATIONS

7.        STATUTORY EQUITY AND INCOME FROM OPERATIONS

The Company’s insurance subsidiaries are domiciled in Ohio and Texas.  The insurance subsidiaries prepare their statutory-based financial statements in accordance with accounting practices prescribed or permitted by the respective insurance department.  These principles differ significantly from accounting principles generally accepted in the United States of America.  “Prescribed” statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC).  “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future.  UG’s total statutory shareholders’ equity was approximately  $30,443,000 and  $27,350,000 at December 31, 2010 and 2009, respectively.  UG reported a statutory net income (exclusive of inter-company dividends) of approximately  $4,796,000 and  $204,000 for 2010 and 2009, respectively.  AC’s total statutory shareholders’ equity was approximately  $10,934,000 and  $9,781,000 at December 31, 2010 and 2009, respectively.  AC reported a statutory net income (exclusive of inter-company dividends) of approximately  $964,000 and  $4,071,000 for 2010 and 2009 respectively.

REINSURANCE (10-K)	12 Months Ended
Dec. 31, 2010
REINSURANCE [Abstract]
REINSURANCE

8.        REINSURANCE

As is customary in the insurance industry, the insurance subsidiaries cede insurance to, and assume insurance from, other insurance companies under reinsurance agreements.  Reinsurance agreements are intended to limit a life insurer’s maximum loss on a large or unusually hazardous risk or to obtain a greater diversification of risk.  The ceding insurance company remains primarily liable with respect to ceded insurance should any reinsurer be unable to meet the obligations assumed by it.  However, it is the practice of insurers to reduce their exposure to loss to the extent that they have been reinsured with other insurance companies.  The Company sets a limit on the amount of insurance retained on the life of any one person.  The Company will not retain more than  $125,000, including accidental death benefits, on any one life.  At December 31, 2010, the Company had gross insurance in force of  $1.767 billion of which approximately  $433 million was ceded to reinsurers.

The Company’s reinsured business is ceded to numerous reinsurers.  The Company monitors the solvency of its reinsurers in seeking to minimize the risk of loss in the event of a failure by one of the parties.  The Company is primarily liable to the insureds even if the reinsurers are unable to meet their obligations.  The primary reinsurers of the Company are large, well capitalized entities.

Currently, UG is utilizing reinsurance agreements with Optimum Re Insurance Company, (Optimum) and Swiss Re Life and Health America Incorporated (SWISS RE).  Optimum and SWISS RE currently hold an “A-” (Excellent) and “A” (Excellent) rating, respectively, from A.M. Best, an industry rating company.  The reinsurance agreements were effective December 1, 1993, and covered most new business of UG.  Under the terms of the agreements, UG cedes risk amounts above its retention limit of  $100,000 with a minimum cession of  $25,000.  Ceded amounts are shared equally between the two reinsurers on a yearly renewable term (YRT) basis, a common industry method.  The treaty is self-administered; meaning the Company records the reinsurance results and reports them to the reinsurers.

In addition to the above reinsurance agreements, UG entered into reinsurance agreements with Optimum Re Insurance Company (Optimum) during 2004 to provide reinsurance on new products released for sale in 2004.  The agreements are yearly renewable term (YRT) treaties where UG cedes amounts above its retention limit of  $100,000 with a minimum cession of  $25,000 as has been a practice for the last several years with its reinsurers.  Also, Optimum is the reinsurer of 100% of the accidental death benefits (ADB) in force of UG.  This coverage is renewable annually at the Company’s option.  Optimum specializes in reinsurance agreements with small to mid-size carriers such as UG.  Optimum currently holds an “A-” (Excellent) rating from A.M. Best.

UG entered into a coinsurance agreement with Park Avenue Life Insurance Company (PALIC) effective September 30, 1996.  Under the terms of the agreement, UG ceded to PALIC substantially all of its then in-force paid-up life insurance policies.  Paid-up life insurance generally refers to non-premium paying life insurance policies.  Under the terms of the agreement, UG sold 100% of the future results of this block of business to PALIC through a coinsurance agreement.  UG continues to administer the business for PALIC and receives a servicing fee through a commission allowance based on the remaining in-force policies each month.  PALIC has the right to assumption reinsure the business, at its option, and transfer the administration.  The Company is not aware of any such plans.  PALIC and its ultimate parent, The Guardian Life Insurance Company of America (Guardian), currently hold an “A” (Excellent) and “A++” (Superior) rating, respectively, from A.M. Best.  The PALIC agreement accounts for approximately 64% of UG’s reinsurance reserve credit, as of December 31, 2010.

On September 30, 1998, UG entered into a coinsurance agreement with The Independent Order of Vikings, (IOV) an Illinois fraternal benefit society.  Under the terms of the agreement, UG agreed to assume, on a coinsurance basis, 25% of the reserves and liabilities arising from all in-force insurance contracts issued by the IOV to its members.  At December 31, 2010, the IOV insurance in-force assumed by UG was approximately  $1,612,000, with reserves being held on that amount of approximately  $374,000.

On June 7, 2000, UG assumed an already existing coinsurance agreement, dated January 1, 1992, between Lancaster Life Reinsurance Company (LLRC), an Arizona corporation and Investors Heritage Life Insurance Company (IHL), a corporation organized under the laws of the Commonwealth of Kentucky.  Under the terms of the agreement, LLRC agreed to assume from IHL a 90% quota share of new issues of credit life and accident and health policies that have been written on or after January 1, 1992 through various branches of the First Southern National Bank.  The maximum amount of credit life insurance that can be assumed on any one individual’s life is  $15,000.  UG assumed all the rights and obligations formerly held by LLRC as the reinsurer in the agreement.  LLRC liquidated its charter immediately following the transfer.  At December 31, 2010, the IHL agreement has insurance in-force of approximately  $836,000, with reserves being held on that amount of approximately  $11,000.

At December 31, 1992, AC entered into a reinsurance agreement with Canada Life Assurance Company (“the Canada Life agreement”) that fully reinsured virtually all of its traditional life insurance policies. The reinsurer’s obligations under the Canada Life agreement were secured by assets withheld by AC representing policy loans and deferred and uncollected premiums related to the reinsured policies. AC continues to administer the reinsured policies, for which it receives an expense allowance from the reinsurer. At December 31, 2010, the Canada Life agreement has insurance in-force of approximately  $57,337,000, with reserves being held on that amount of approximately  $35,510,000. As of December 31, 2010, there remains  $634,467 in profits to be generated under this treaty. Should future experience under the treaty match the experience of recent years, which cannot reliably be predicted to occur, it should take until late 2012 to generate the remaining profits. However, regarding the uncertainty as to when the specified level may be reached, it should be noted that the experience has been erratic from year to year and the number of policies in force that are covered by the treaty diminishes each year.

During 1997, AC acquired 100% of the policies in force of World Service Life Insurance Company through a combination of assumption reinsurance and coinsurance.  While 91.42% of the acquired policies are coinsured under the Canada Life agreement, AC did not coinsure the balance of the policies.  AC retains the administration of the reinsured policies, for which it receives an expense allowance from the reinsurer.  Canada Life currently holds an “A+” (Superior) rating from A.M. Best.

Reinsurance agreements such as the Canada Life treaty described above are often referred to as financial reinsurance arrangements and are utilized within the insurance industry as a method of borrowing funds or statutory capital for an acquisition of a block of business or company.  The borrowed funds are generally in the form of an initial ceding commission received from the reinsurer.  The original borrowed amount is then repaid in future periods from the profits generated by the acquired block or company.  Values of the target are determined based upon an actuarial valuation and future projections.  Actual results may vary from year to year based upon the performance of the business relative to the assumptions used in the projections.  Under the terms of this agreement, all financial activity relating to the policies covered by the agreement are utilized to repay the remaining outstanding balance, which was  $634,467 as of December 31, 2010.  Results under this agreement are included in various line items of the income statement, with an overall impact to net income of approximately  $21,000 and  $19,000 in 2010 and 2009, respectively.  The net result of the activity represents the fee paid to the reinsurer for the use of their funds or statutory capital during the duration of the agreement.

During 1998, AC closed a coinsurance transaction with Universal Life Insurance Company (“Universal”). Pursuant to the coinsurance agreement, AC coinsured 100% of the individual life insurance policies of Universal in force at January 1, 1998.  During 2010, this block of business was assumption reinsured into AC and is now considered direct business of AC.  AC is now directly liable for any and all claims against these policies.

The Company does not have any short-duration reinsurance contracts.  The effect of the Company’s long-duration reinsurance contracts on premiums earned in 2010 and 2009 were as follows:

	Shown in thousands
	2010 Premiums Earned	2009 Premiums Earned

Direct	$16,463	$17,271
Assumed	36	163
Ceded	(4,108)	(3,932)
Net Premiums	$12,391	$13,502

COMMITMENTS AND CONTINGENCIES (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
The insurance industry has experienced a number of civil jury verdicts which have been returned against life and health insurers in the jurisdictions in which the Company does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters.  Some of the lawsuits have resulted in the award of substantial judgments against the insurer, including material amounts of punitive damages.  In some states, juries have substantial discretion in awarding punitive damages in these circumstances.  In the normal course of business, the Company is involved from time to time in various legal actions and other state and federal proceedings.  Management is of the opinion that the ultimate disposition of the matters will not have a materially adverse effect on the Company’s results of operations or financial position.

Under the insurance guaranty fund laws in most states, insurance companies doing business in a participating state can be assessed up to prescribed limits for policyholder losses incurred by insolvent or failed insurance companies.  Although the Company cannot predict the amount of any future assessments, most insurance guaranty fund laws currently provide that an assessment may be excused or deferred if it would threaten an insurer's financial strength.  Mandatory assessments may be partially recovered through a reduction in future premium tax in some states. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements, though the Company has no control over such assessments.

As part of the Texas Imperial Life Insurance Company sale, the Company remains contingently liable for certain costs pending the outcome of an ongoing race-based audit on Texas Imperial Life Insurance Company by the Texas Department of Insurance.  Under the agreement, the Company is responsible for 100% of the first  $50,000 of costs, 90% of the next  $50,000, 75% of the third  $50,000 and 50% of the costs above  $150,000.  Management has conservatively estimated the Company’s exposure and other costs at  $50,000 based on information provided to date from the examination team and has established a contingent liability in its financial statements of this amount.  This contingency expires December 30, 2013.

Within the Company’s trading accounts, certain trading securities carried as liabilities represent securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.

During 2010, the Company committed to invest up to  $2,000,000 in Llano Music, LLC (“Llano”), which invests in music royalties.  Llano does capital calls as funds are needed to acquire the royalty rights.  At June 30, 2011, the Company has  $1,702,000 committed that has not been requested by Llano.

9.        COMMITMENTS AND CONTINGENCIES

The insurance industry has experienced a number of civil jury verdicts which have been returned against life and health insurers in the jurisdictions in which the Company does business involving the insurers’ sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters.  Some of the lawsuits have resulted in the award of substantial judgments against the insurer, including material amounts of punitive damages.  In some states, juries have substantial discretion in awarding punitive damages in these circumstances.  In the normal course of business the Company is involved from time to time in various legal actions and other state and federal proceedings. Management is of the opinion that the ultimate disposition of the matters will not have a material adverse effect on the Company’s results of operations or financial position.

Under the insurance guaranty fund laws in most states, insurance companies doing business in a participating state can be assessed up to prescribed limits for policyholder losses incurred by insolvent or failed insurance companies.  Although the Company cannot predict the amount of any future assessments, most insurance guaranty fund laws currently provide that an assessment may be excused or deferred if it would threaten an insurer’s financial strength.  Mandatory assessments may be partially recovered through a reduction in future premium tax in some states. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements, though the Company has no control over such assessments.

UG had an unresolved dispute with one of its outside reinsurers.  The issue related to reinsurance premiums. The reinsurer claimed UG owed for years 2005 through 2007 in the amount of  $987,000.  In early 2008, the reinsurer billed UG for these amounts, providing no information or explanation.  The related treaty was originally with another outside reinsurer and was acquired by the current reinsurer in a reinsurance block acquisition.  The treaty is a yearly renewable term (“YRT”) cession based treaty.  UG maintained it had no liability relating to the back billed premium.  UG initiated arbitration according to the treaty to bring resolution to this matter.  UG established a contingent liability of  $550,000 relating to this matter to cover costs including legal and arbitration costs.  On April 21, 2010, the arbitration panel rendered its decision relating to the above dispute.  The panel’s decision is final and binding.  The net effect to the financial statement of the Company was an additional expense of  $26,836.  Both parties were given 30 days from the ruling date to complete the cash transfers relative to the matter.

As part of the Texas Imperial Life Insurance Company sale, the Company remains contingently liable for certain costs pending the outcome of an ongoing race-based audit on Texas Imperial Life Insurance Company by the Texas Department of Insurance.  Under the agreement, the Company is responsible for 100% of the first  $50,000 of costs,  $90% of the next  $50,000, 75% of the third  $50,000 and 50% of costs above  $150,000.  Management has conservatively estimated the Company’s exposure and other costs at  $50,000 based on information provided to date from the examination team and has established a contingent liability in its financial statements of this amount.  This contingency expires December 30, 2013.

Within the Company’s trading accounts, certain trading securities carried as liabilities represent securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.

During 2010, the Company committed to invest up to  $2,000,000 in Llano Music, LLC, which invests in music royalties.  Llano does capital calls as funds are needed to acquire the royalty rights.  At December 31, 2010, the Company has  $1,821,000 committed that has not been requested by Llano.

RELATED PARTY TRANSACTIONS (10-K)	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

10.      RELATED PARTY TRANSACTIONS

On February 20, 2003, UG purchased  $4,000,000 of a trust preferred security offering issued by FSBI.  The security has a mandatory redemption after 30 years with a call provision after 5 years.  The security pays a quarterly dividend at a fixed rate of 6.515%.  The Company received  $264,219 of dividends in 2010 and 2009.  On March 30, 2009, UG purchased  $1,000,000 of FSBI common stock.  The sale and transfer of this security are restricted by the provisions of a stock restriction and buy-sell agreement.

As part of the acquisition of ACAP on December 8, 2006, UTG loaned  $3,357,000 to ACAP.  ACAP used the proceeds for the repayment of existing debt with an unaffiliated financial institution and to retire all of its outstanding preferred stock.  The terms of the inter-company loan mirror the interest rate and repayment requirements of the debt with First Tennessee Bank National Association.  A payment of  $576,235 was made on the loan in 2010.  No payments were made on the loan in 2009.  As of December 31, 2010, the balance of the loan is  $2,682,849.

During June 2003, UG entered into a lease agreement with Bandyco, LLC, an affiliated entity, for a one-sixth interest in an aircraft.  Bandyco, LLC is affiliated with Ward F. Correll, who is a director of the Company.  The Company is responsible for its share of annual non-operational costs, in addition to the operational costs as are billable for specific use.  During 2006, UG entered into an additional lease agreement for a 27.5% interest in a second plane with Bandyco, LLC.  The lease term was for a period of five years at a total cost of  $166,913.  In December 2009, this aircraft was sold.  The aircraft is used for business related travel by various officers and employees of the company.  For years 2010 and 2009 UTG paid  $308,362 and  $203,857 for costs associated with the aircraft.

On March 26, 2002, the Board of Directors of UTG adopted, and on June 11, 2002, the shareholders of UTG approved, the UTG, Inc. Employee and Director Stock Purchase Plan.  This plan was terminated effective June 17, 2009 (See Note 10.A. to the consolidated financial statements).

Effective January 1, 2007, UTG entered into administrative services and cost sharing agreements with its subsidiaries, UG, AC and TI.  Under these arrangements, each company pays its proportionate share of expenses of the entire group, based on an allocation formula.  During 2010, UG and AC paid  $3,692,434 and  $3,174,724, respectively.  During 2009, UG, AC and TI paid  $3,383,565,  $2,827,504 and  $690,028, respectively.

Respective domiciliary insurance departments have approved the agreements of the insurance companies and it is Management’s opinion that where applicable, costs have been allocated fairly and such allocations are based upon accounting principles generally accepted in the United States of America.

The Company from time to time acquires mortgage loans through participation agreements with FSNB.  FSNB services the Company’s mortgage loans including those covered by the participation agreements.  The Company pays a .25% servicing fee on these loans and a onetime fee at loan origination of .50% of the original loan amount to cover costs incurred by FSNB relating to the processing and establishment of the loan.  The Company paid  $190,297 and  $74,153 in servicing fees and  $508,283 and  $558,843 in origination fees to FSNB during 2010 and 2009, respectively.

The Company reimbursed expenses incurred by employees of FSNB relating to travel and other costs incurred on behalf of or relating to the Company.  The Company paid  $23,763 and  $22,521 in 2010 and 2009, respectively to FSNB in reimbursement of such costs.  In addition, the Company began reimbursing FSNB a portion of salaries and pension costs for Mr. Correll, Mr. Ditto and a third employee.  The reimbursement was approved by the UTG Board of Directors and totaled  $433,340 and  $332,766 in 2010 and 2009, respectively, which included salaries and other benefits.

On July 2, 2010, UG paid a cash dividend of  $1,100,000 to UTG.  On December 6, 2010, UG paid an additional dividend of  $1,625,000 to UTG.  UG paid no cash dividends in 2009.  On May 10, 2010, AC paid a cash dividend of  $728,130 to ACAP.  These dividends were comprised entirely of ordinary dividends.  No regulatory approvals were required prior to the payment of these dividends.

On July 20, 2009, the Company’s indirect 73% owned subsidiary AC, a Texas life insurance company, entered into a definitive stock purchase agreement for the sale of its 100% owned life insurance subsidiary, TI.  The transaction was completed on December 30, 2009.  TI was sold to United Funeral Directors Benefit Life Insurance Company, an unaffiliated third party.  The sale price was  $6,415,169 which was paid in cash.  The transaction had no impact to the consolidated income statement of the Company.  TI was an immaterial subsidiary acquired in 2006 as part of the acquisition of ACAP Corporation and subsidiaries.  The Company has a history of acquisition and consolidation.  TI is a Texas only stipulated premium insurance company. This fact made a consolidation or merger of this company with any of the other insurance companies within the group impractical.

CAPITAL STOCK TRANSACTIONS (10-K)	12 Months Ended
Dec. 31, 2010
CAPITAL STOCK TRANSACTIONS [Abstract]
CAPITAL STOCK TRANSACTIONS

11.      CAPITAL STOCK TRANSACTIONS

A.       EMPLOYEE AND DIRECTOR STOCK PURCHASE PROGRAM

On March 26, 2002, the Board of Directors of UTG adopted, and on June 11, 2002, the shareholders of UTG approved, the UTG, Inc. Employee and Director Stock Purchase Plan.  The plan’s purpose was to encourage ownership of UTG stock by eligible directors and employees of UTG and its subsidiaries by providing them with an opportunity to invest in shares of UTG common stock.  The plan was administered by the Board of Directors of UTG.  A total of 400,000 shares of common stock could have been purchased under the plan, subject to appropriate adjustment for stock dividends, stock splits or similar recapitalizations resulting in a change in shares of UTG.  The plan was not intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code.

The purchase price of shares repurchased under the stock restriction and buy-sell agreement was to be computed, on a per share basis, equal to the sum of (i) the original purchase price(s) paid to acquire such shares from the Holding Company at the time they were sold pursuant to the Plan and (ii) the consolidated statutory net earnings (loss) per share of such shares during the period from the end of the month next preceding the month in which such shares were acquired pursuant to the plan, to the end of the month next preceding the month in which the closing sale of such shares to UTG occurs.  The consolidated statutory net earnings per Share was to be computed as the net income of the Holding Company and its subsidiaries on a consolidated basis in accordance with statutory accounting principles applicable to insurance companies, as computed by the Holding Company, except that earnings of insurance companies or block of business acquired after the original plan date, November 1, 2002, were to be adjusted to reflect the amortization of intangibles established at the time of acquisition in accordance with generally accepted accounting principles (GAAP), less any dividends paid to shareholders. The calculation of net earnings per Share was to be performed on a monthly basis using the number of common shares of the Holding Company outstanding as of the end of the reporting period. The purchase price for any Shares purchased hereunder was to be paid in cash within 60 days from the date of purchase subject to the receipt of any required regulatory approvals as provided in the Agreement.

At the June 2009 Board of Directors meeting, this program was terminated.  At the time of termination, the Company had 104,666 shares of common stock outstanding under the program.  During the third quarter 2009, the outstanding shares under the program were eliminated through either a cash payment or the issuance of additional shares of common stock at the option of the participant.  In exchange, the stock agreement was terminated and all rights under the agreement ended.  The Company repurchased 384 shares at a total cost of  $6,259 and issued 65,699 additional shares of common stock of the Company to complete this exchange.

B.       STOCK REPURCHASE PROGRAM

On June 5, 2001, the Board of Directors of UTG authorized the repurchase in the open market or in privately negotiated transactions of up to  $1 million of UTG’s common stock.  On June 16, 2004, an additional  $1 million was authorized for repurchasing shares.  On April 18, 2006, an additional  $1 million was authorized for repurchasing shares.  On June 16, 2010, an additional  $500,000 was authorized for repurchasing shares at current market value.  Repurchased shares are available for future issuance for general corporate purposes.  This program can be terminated at any time.  Open market purchases are generally limited to a maximum per share price of the most recent reported per share GAAP equity book value of the Company.  Through February 15, 2011, UTG has spent  $3,371,277 in the acquisition of 463,307 shares under this program.

C.       EARNINGS PER SHARE CALCULATIONS

The following is a reconciliation of the numerators and denominators of the basic and diluted EPS computations as presented on the income statement.

	For the Year Ended December 31, 2010
	(Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Income (Loss) attributable to Common Shareholders	$7,596,575	3,848,079	$1.97

Effect of Dilutive Securities
None	0	0

Diluted EPS
Income (Loss) attributable to Common Shareholders and Assumed Conversions	$7,596,575	3,848,079	$1.97

	For the Year Ended December 31, 2009
	(Numerator)	Shares (Denominator)	Per-Share Amount
Basic EPS
Income (Loss) attributable to Common Shareholders	$(4,290,247)	3,843,113	$(1.12)

Effect of Dilutive Securities
None	0	0

Diluted EPS
Income (Loss) attributable to Common Shareholders and Assumed Conversions	$(4,290,247)	3,843,113	$(1.12)

In accordance with FASB ASC Topic 260 “Earnings per share,” the computation of diluted earnings per share is the same as basic earnings per share for the years ending December 31, 2010 and 2009, as there were no outstanding securities, options or other offers that give the right to receive or acquire common shares of UTG.

NOTES PAYABLE AND LINES OF CREDIT (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE [Abstract]
NOTES PAYABLE AND LINES OF CREDIT
At June 30, 2011 and December 31, 2010, the Company had  $13,303,065 and  $10,372,239 of long-term debt outstanding, respectively.

On December 8, 2006, UTG borrowed funds from First Tennessee Bank National Association through execution of an  $18,000,000 promissory note.  The note is secured by the pledge of 100% of the common stock of UG.  The promissory note carries a variable rate of interest based on the 3 month LIBOR rate plus 180 basis points.  Interest is payable quarterly.  Principal is payable annually beginning at the end of the second year in five installments of  $3,600,000. The loan matures on December 7, 2012.  The Company had no borrowings and has made no principal payments during 2011 to date. At June 30, 2011 the outstanding principal balance on this debt was  $6,891,411. The next required principal payment on this debt is due in December of 2011.  In July 2011, the Company repaid  $1,270,000 on this note.

In addition to the above promissory note, First Tennessee Bank National Association also provided UTG, Inc. with a  $5,000,000 revolving credit note.  During 2011 at the renewal of the note, Management decided to increase the note amount from  $2,750,000 to  $5,000,000 to provide for additional operating liquidity and flexibility for current operations. This note is for a one-year term and may be renewed by consent of both parties.  The credit note is to provide operating liquidity for UTG, Inc. The promissory note carries a variable rate of interest based on the 90 day LIBOR rate plus 2.75 percentage points, but at no time will the rate be less than 3.25%. The collateral held on the above note also secures this credit note.  During 2011, the Company had borrowings of  $380,000 and made  $440,000 in principal payments.  At June 30, 2011, the outstanding principal balance on this debt was  $230,000.  In July 2011, the outstanding principal balance of  $230,000 was paid in full.

On April 6, 2011, UTG was extended a credit note from First National Bank of Tennessee in the amount of  $5,000,000.  This note is for a one year term and may be renewed by consent of both parties.  The promissory note carries interest at a rate of 4.0%.  During 2011, the Company had borrowings of  $5,000,000 against this note.  The funds from this borrowing were used to purchase an investment.  At June 30, 2011, the outstanding principal balance on this debt was  $5,000,000.

In November 2007, UG became a member of the Federal Home Loan Bank (“FHLB”).  This membership allows the Company access to additional credit up to a maximum of 50% of the total assets of UG.  To be a member of the FHLB, the Company was required to purchase shares of common stock of FHLB.  Borrowing capacity is based on 50 times each dollar of stock acquired in FHLB above the “base membership” amount.  The Company’s current LOC with the FHLB is  $15,000,000.  During 2011, the Company had repayments of  $2,000,000 against this LOC. At June 30, 2011 the Company had no outstanding principal balance attributable to this LOC.

In January 2007, UG became a 51% owner of the newly formed RLF Lexington Properties LLC (“Lexington”). The entity was formed to hold, for investment purposes, certain investment real estate acquired. As part of the purchase price of the real estate owned by Lexington, the seller provided financing through the issuance of five promissory notes of  $1,200,000 each totaling  $6,000,000. The notes bear interest at the fixed rate of 5%. The notes came due beginning on January 5, 2008, and each January 5 thereafter until 2012 when the final note is repaid.  At June 30, 2011 the outstanding principal balance was  $914,505.

On February 7, 2007, HPG Acquisitions (“HPG”), a 74% owned affiliate of the Company, borrowed funds from First National Bank of Midland, through execution of a  $373,862 promissory note. The note is secured by real estate owned by HPG. The note bears interest at a fixed rate of 5%. The first payment was due January 15, 2008. There will be 119 regular payments of  $3,965 followed by one irregular last payment estimated at  $44,125. At June 30, 2011, the outstanding principal balance on this debt was  $267,149.

The consolidated scheduled principal reductions on the notes payable for the next five years are as follows:

Year	Amount

2011	$3,857,008
2012	9,235,123
2013	31,586
2014	34,154
2015	36,935

12.      NOTES PAYABLE AND LINES OF CREDIT

At December 31, 2010 and 2009, the Company had  $10,372,239 and  $14,402,889, respectively, of debt outstanding.

On December 8, 2006, UTG borrowed funds from First Tennessee Bank National Association through execution of an  $18,000,000 promissory note.  The note is secured by the pledge of 100% of the common stock of UG.  The promissory note carries a variable rate of interest based on the 3 month LIBOR rate plus 180 basis points.  Interest is payable quarterly.  Principal is payable annually beginning at the end of the second year in five installments of  $3,600,000.  The loan matures on December 7, 2012.  The Company made principal payments of  $3,600,351 during 2010.  During 2009, no payments were made, as the Company had prepaid the 2009 principal due during 2008.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was  $6,891,411 and  $10,491,762, respectively.

In addition to the above promissory note, First Tennessee Bank National Association also provided UTG with a  $5,000,000 maximum revolving credit note.  During 2010, Management decided that a reduction to a maximum  $2,750,000 in this line of credit was more reasonable for current operations.  This note is for a one-year term and may be renewed by consent of both parties.  The credit note is to provide operating liquidity for UTG.  The promissory note carries a variable rate of interest based on the 90-day LIBOR rate plus 2.75 percentage points, but at no time will the rate be less than 3.25%.  The collateral held on the above note also secures this credit note.  UTG had borrowings of  $290,000 and  $0 against this note during 2010 and 2009, respectively.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was  $290,000 and  $0, respectively.

On June 1, 2005, UG was extended a  $3,300,000 line of credit from the First National Bank of Tennessee.  The LOC was for a one-year term from the date of issue.  The interest rate on the LOC was variable and indexed to be the lowest of the U.S. prime rates as published in the Wall Street Journal, with any interest rate adjustments to be made monthly.  At December 31, 2009, the Company had no outstanding borrowings attributable to this LOC. This LOC was determined to be no longer needed and was discontinued during 2009.

In November 2007, the Company became a member of the Federal Home Loan Bank (FHLB).  This membership allows the Company access to additional credit up to a maximum of 50% of the total assets of UG.  To be a member of the FHLB, UG was required to purchase shares of common stock of FHLB.  Borrowing capacity is based on 50 times each dollar of stock acquired in FHLB above the “base membership” amount.  UG’s current line of credit with the FHLB is  $15,000,000.  During 2010, UG had borrowings of  $2,000,000 against this line of credit.  During 2009, UG had borrowings of  $2,000,000 and repayments of  $2,000,000.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was  $2,000,000 and  $0, respectively, with interest at 0.25% at December 31, 2010.  The outstanding principal balance was repaid in full January 7, 2011.

In January 2007, UG became a 51% owner of the newly formed RLF Lexington Properties LLC (“Lexington”). The entity was formed to hold, for investment purposes, certain investment real estate acquired. As part of the purchase price of the real estate owned by Lexington, the seller provided financing through the issuance of five promissory notes of  $1,200,000 each totaling  $6,000,000. The notes bear interest at the fixed rate of 5%. The notes came due beginning on January 5, 2008, and each January 5 thereafter until 2012 when the final note is repaid.  At December 31, 2010 and 2009 the outstanding principal balance was  $914,505 and  $3,600,000, respectively.

On February 7, 2007, HPG Acquisitions (“HPG”), a 74% owned affiliate of the Company, borrowed funds from First National Bank of Midland, through execution of a  $373,862 promissory note. The note is secured by real estate owned by the HPG. The note bears interest at a fixed rate of 5%. The first payment was due January 15, 2008. There will be 119 regular payments of  $3,965 followed by one irregular last payment estimated at  $44,125. HPG made repayments of  $34,804 during 2010 and  $11,185 during 2009.  At December 31, 2010 and 2009, the outstanding principal balance was  $276,323 and  $311,127, respectively.

The consolidated scheduled principal reductions on the long-term notes payable for the next five years are as follows:

Year	Amount

2011	$3,627,008
2012	4,235,123
2013	31,586
2014	34,154
2015	36,935

OTHER CASH FLOW DISCLOSURES (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER CASH FLOW DISCLOSURES [Abstract]
OTHER CASH FLOW DISCLOSURES
On a cash basis, the Company paid  $84,403 and  $166,576 in interest expense during the first six months of 2011 and 2010, respectively.  The Company paid  $1,905,000 and  $632,298 in federal income tax during the first six months of 2011 and 2010, respectively.

13.      OTHER CASH FLOW DISCLOSURES

On a cash basis, the Company paid  $295,223 and  $470,261 in interest expense for the years 2010 and 2009, respectively.  The Company paid  $1,888,000 and  $301,324 in federal income tax for 2010 and 2009, respectively.

CONCENTRATIONS (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATIONS
The Company maintains cash balances in financial institutions that at times may exceed federally insured limits.  The Company maintains its primary operating cash accounts with First Southern National Bank, an affiliate of the largest shareholder of UTG, Mr. Jesse Correll, the Company’s CEO and Chairman.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

14.      CONCENTRATIONS

The Company maintains cash balances in financial institutions that at times may exceed federally insured limits.  The Company maintains its primary operating cash accounts with First Southern National Bank, an affiliate of the largest shareholder of UTG, Mr. Jesse T. Correll, the Company’s CEO and Chairman.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Because UTG serves primarily individuals located in four states, the ability of our customers to pay their insurance premiums is impacted by the economic conditions in these areas.  As of December 31, 2010, approximately 55% of the Company’s total direct premium was collected from Illinois, Ohio, Texas and West Virginia.  Thus, results of operations are heavily dependent upon the strength of these economies.

The Company reinsures that portion of insurance risk which is in excess of its retention limits.  Retention limits range up to  $125,000 per life.  Life insurance ceded represented 24.5% of total life insurance in force at December 31, 2010.  Insurance ceded represented 25.0% of premium income for 2010.  The Company would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligations.

COMPREHENSIVE INCOME (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

Six Months Ended June 30, 2011	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding gains during period	$2,901,320	$(1,015,462)	$1,885,858
Less: reclassification adjustment for gains (losses) realized in net income	(2,552,986)	893,545	(1,659,441)
Other comprehensive income (loss)	$348,334	$(121,917)	$226,417

15.      COMPREHENSIVE INCOME

2010	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding gains during period	$4,179,985	$(1,462,995)	$2,716,990
Less: reclassification adjustment for gains realized in net income	985,443	(344,905)	640,538
Other comprehensive income	$5,165,428	$(1,807,900)	$3,357,528

2009	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding losses during period	$(2,425,809)	$849,033	$(1,576,776)
Less: reclassification adjustment for losses realized in net income	968,505	(338,977)	629,528
Other comprehensive loss	$(1,457,304)	$510,056	$(947,248)

As of December 31, 2010 and 2009, the Company established a deferred tax liability of  $1,758,774 and  $78,862 respectively, for the unrealized gains based on the applicable United States statutory rate of 35%.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (10-K)	12 Months Ended
Dec. 31, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

16.      SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2010
	1st	2nd	3rd	4th

Premiums & Policy Fees, Net	$3,156,767	$2,429,045	$2,649,473	$4,155,308
Net Investment Income	4,322,949	4,875,160	9,659,148	5,989,431
Total Revenues	7,683,648	7,777,912	13,019,273	9,962,524
Policy Benefits, Including Dividends	4,589,416	4,233,116	4,246,015	5,878,435
Commissions & Amortization of DAC & COI	213,809	104,372	2,800	178,900
Operating Expenses	1,971,570	1,848,216	1,927,023	2,284,175
Operating Income	812,169	1,507,615	6,766,146	1,575,227
Net Income Attributable to Common Shareholders	335,191	1,185,300	4,659,519	1,416,565
Basic Earnings Per Share Attributable to Common Shareholders	0.09	0.31	1.20	0.37
Diluted Earnings Per Share Attributable to Common Shareholders	0.09	0.31	1.20	0.37

	2009
	1st	2nd	3rd	4th

Premiums & Policy Fees, Net	$4,198,571	$3,126,692	$3,276,486	$2,900,444
Net Investment Income	3,443,283	3,391,781	3,221,707	4,184,022
Total Revenues	8,032,866	3,412,117	6,467,860	10,845,937
Policy Benefits, Including Dividends	6,888,524	4,689,295	5,345,056	5,571,102
Commissions & Amortization of DAC & COI	1,229,109	1,152,638	634,330	1,217,775
Operating Expenses	1,809,819	1,852,517	1,648,655	1,731,594
Operating Income (Loss)	(2,033,422)	(4,400,592)	(1,263,802)	2,201,733
Net Income (Loss) Attributable to Common Shareholders	(1,269,509)	(3,917,008)	(738,243)	1,634,513
Basic Earnings (Loss) Per Share Attributable to Common Shareholders	(0.33)	(1.02)	(0.19)	0.42
Diluted Earnings (Loss) Per Share Attributable to Common Shareholders	(0.33)	(1.02)	(0.19)	0.42

SCHEDULE 1 - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 1 - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES [Abstract]
SCHEDULE 1 - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

UTG, INC.

SUMMARY OF INVESTMENTS - OTHER THAN

INVESTMENTS IN RELATED PARTIES

As of December 31, 2010

Schedule I

Column A	Column B	Column C	Column D
			Amount at
			Which Shown
			in Balance
	Cost	Value	Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$0	$0	$0
State, municipalities, and political subdivisions	0	0	0
Collateralized mortgage obligations	0	0	0
Public utilities	0	0	0
All other corporate bonds	0	0	0
Total fixed maturities	0	$0	0

Investments held for sale:
Fixed maturities:
United States Government and government agencies and authorities	74,596,648	$79,023,933	79,023,933
State, municipalities, and political subdivisions	330,000	335,198	335,198
Collateralized mortgage obligations	16,170,099	16,674,262	16,674,262
Public utilities	904,139	987,025	987,025
All other corporate bonds	50,947,807	50,885,530	50,885,530
	142,948,693	$147,905,948	147,905,948

Equity securities:
Banks, trusts and insurance companies	5,206,500	$5,246,200	5,246,200
All other corporate securities	8,734,311	8,638,057	8,638,057
	13,940,811	$13,884,257	13,884,257

Trading securities:	34,183,252	37,029,550	37,029,550

Mortgage loans on real estate	59,935,447		59,935,447
Investment real estate	53,148,755		53,148,755
Real estate acquired in satisfaction of debt	0		0
Policy loans	13,976,019		13,976,019
Other long-term investments	0		0
Short-term investments	0		0
Total investments	$318,132,977		$325,879,976

SCHEDULE 2 - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 2 - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
SCHEDULE 2 - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

Schedule II

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

NOTES TO CONDENSED FINANCIAL INFORMATION

(a)                   The condensed financial information should be read in conjunction with the consolidated financial statements and notes of UTG, Inc. and Consolidated Subsidiaries.

UTG, INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

PARENT ONLY BALANCE SHEETS

As of December 31, 2010 and 2009

Schedule II

	2010	2009

ASSETS

Investment in affiliates	$58,421,342	$50,475,591
Cash and cash equivalents	(44,270)	292,821
F.I.T. Recoverable	3,851	133
Accrued interest income	34,601	89,629
Note receivable from affiliate	2,682,849	3,259,084
Other assets	24,864	30,643
Total assets	$61,123,237	$54,147,901

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities:
Notes payable	$7,181,411	$10,491,762
Payable to affiliate (net)	13,946	98,503
Deferred income taxes	2,232,102	2,134,330
Other liabilities	244,538	576,494
Total liabilities	9,671,997	13,301,089

Shareholders’ equity:
Common stock, net of treasury shares	3,848	3,885
Additional paid-in capital, net of treasury	41,432,636	41,782,274
Retained earnings (accumulated deficit)	6,335,072	(1,261,503)
Accumulated other comprehensive income of affiliates	3,679,684	322,156
Total shareholders’ equity	51,451,240	40,846,812
Total liabilities and shareholders’ equity	$61,123,237	$54,147,901

UTG, INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

PARENT ONLY STATEMENTS OF OPERATIONS

Two Years Ended December 31, 2010

Schedule II

	2010	2009

Revenues:

Management fees from affiliates	$6,927,158	$6,961,100
Interest income	66,721	169,909
Other income	99,708	105,462
	7,093,587	7,236,471

Expenses:

Interest expense	202,477	287,969
Operating expenses	6,475,837	6,587,334
	6,678,314	6,875,303

Operating income	415,273	361,168

Income tax expense	(131,921)	(126,349)
Equity in income (loss) of subsidiaries	7,313,223	(4,525,066)
Net income (loss)	$7,596,575	$(4,290,247)

Basic income (loss) per share	$1.97	$(1.12)

Diluted income (loss) per share	$1.97	$(1.12)

Basic weighted average shares outstanding	3,848,079	3,843,113

Diluted weighted average shares outstanding	3,848,079	3,843,113

UTG, INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

PARENT ONLY STATEMENTS OF CASH FLOWS

Two Years Ended December 31, 2010

Schedule II

	2009	2009

Increase (decrease) in cash and cash equivalents
Cash flows from operating activities:
Net income (loss)	$7,596,575	$(4,290,247)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries	(7,313,223)	4,525,066
Depreciation	0	33,383
Change in FIT recoverable	(3,718)	25,820
Change in accrued interest income	55,028	(89,629)
Change in indebtedness (to) from affiliates, net	(84,557)	(275,397)
Change in deferred income taxes	97,772	28,667
Change in other assets and liabilities	(326,177)	(83,940)
Net cash provided by (used by) operating activities	21,700	(126,277)

Cash flows from financing activities:
Purchase of treasury stock	(349,675)	(160,904)
Issuance of common stock	0	0
Issuance of note receivable	0	0
Proceeds from repayment of note receivable	576,235	0
Proceeds from subsidiary for acquisition	0	0
Purchase of subsidiary	0	0
Proceeds from notes payable	290,000	0
Payments on notes payable	(3,600,351)	(2,692)
Capital contribution to subsidiary	0	0
Dividend received from subsidiary	2,725,000	0
Net cash (used in) financing activities	(358,791)	(163,596)

Net increase (decrease) in cash and cash equivalents	(337,091)	(289,873)
Cash and cash equivalents at beginning of year	292,821	582,694
Cash and cash equivalents at end of year	$(44,270)	$292,821

SCHEDULE 4 - REINSURANCE (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 4 - REINSURANCE [Abstract]
SCHEDULE 4 - REINSURANCE

UTG, INC.

REINSURANCE

As of December 31, 2010 and the year ended December 31, 2010

Schedule IV

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
		other	from other		assumed to
	Gross amount	companies	companies	Net amount	net

Life insurance in force	$1,764,813,341	$433,379,000	$2,447,659	$1,333,882,000	0.2%

Premiums and policy fees:

Life insurance	$16,429,755	$4,094,341	$34,687	$12,370,101	0.3%

Accident and health insurance	32,835	13,617	1,274	20,492	6.2%

	$16,462,590	$4,107,958	$35,961	$12,390,593	0.3%

UTG, INC.

REINSURANCE

As of December 31, 2009 and the year ended December 31, 2009

Schedule IV

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
		other	from other		assumed to
	Gross amount	companies	companies	Net amount	net

Life insurance in force	$1,913,335,495	$452,781,000	$16,255,505	$1,476,810,000	1.1%

Premiums and policy fees:

Life insurance	$17,226,647	$3,917,325	$162,123	$13,471,445	1.2%

Accident and health insurance	44,575	14,638	811	30,748	2.6%

	$17,271,222	$3,931,963	$162,934	$13,502,193	1.2%

SCHEDULE 5 - VALUATION AND QUALIFYING ACCOUNTS (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 5 - VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE 5 - VALUATION AND QUALIFYING ACCOUNTS

UTG, INC.

VALUATION AND QUALIFYING ACCOUNTS

As of and for the years ended December 31, 2010 and 2009

Schedule V

	Balance at	Additions,
	Beginning	Charges		Balance at
Description	Of Period	and Expenses	Deductions	End of Period

December 31, 2010
.
Allowance for doubtful accounts - mortgage loans	$12,730	$—	$12,730	$—

December 31, 2009

Allowance for doubtful accounts - mortgage loans	$19,730	$—	$7,000	$12,730

Balance Sheet (10-Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments available for sale:
Fixed maturities, at market (amortized cost $142,487,253 and $142,948,693)	$ 147,143,576	$ 147,905,948		$ 139,704,693
Equity securities, at market (cost $11,641,116 and $13,940,811)	11,745,930	13,884,257		13,323,322
Trading securities, at market (cost $28,447,996 and $34,183,252)	28,429,912	37,029,550		19,613,472
Mortgage loans on real estate at amortized cost	11,662,614	12,411,587		27,041,447
Discounted mortgage loans on real estate at cost	38,150,327	47,523,860		34,229,937
Investment real estate, at cost, net of accumulated depreciation	76,691,527	53,148,755		45,556,811
Policy loans	13,913,044	13,976,019		14,343,606
Total investments	327,736,930	325,879,976		294,513,288
Cash and cash equivalents	21,468,891	18,483,452	8,332,743	37,492,843	39,995,875
Investment in unconsolidated affiliate, at fair value (cost $5,000,000 and $5,000,000)	5,188,758	5,137,700		5,057,762
Accrued investment income	1,464,778	1,609,425		1,577,199
Future policy benefits	65,556,229	67,033,539		68,615,385
Policy claims and other benefits	4,377,001	4,446,940		5,131,031
Cost of insurance acquired	13,461,773	14,077,281		15,402,012
Deferred policy acquisition costs	522,612	556,958		647,526
Property and equipment, net of accumulated depreciation	1,603,513	1,478,935		1,485,253
Income tax receivable	300,040	0		500,305
Other assets	2,708,054	2,883,893		1,096,368
Total assets	444,388,579	441,588,099		431,518,972
Liabilities:
Future policyholder benefits	304,738,647	307,509,531		313,798,199
Policy claims and benefits payable	3,783,137	3,588,914		3,248,521
Other policyholder funds	726,472	810,062		940,357
Dividend and endowment accumulations	14,073,020	14,190,946		14,182,516
Income taxes payable	0	209,888		0
Deferred income taxes	12,942,043	13,381,278		11,950,254
Notes payable	13,303,065	10,372,239		14,402,889
Trading securities, at market (proceeds $16,494,442 and $17,387,108)	13,315,284	18,429,677		11,671,911
Other liabilities	9,689,728	7,967,807		7,265,586
Total liabilities	372,571,396	376,460,342		377,460,233
Common stock - no par value, stated value $.001 per share, authorized 7,000,000 shares - 3,810,825 and 3,848,079 shares issued and outstanding after deducting treasury shares of 484,183 and 446,929	3,810	3,848		3,885
Additional paid-in capital	41,035,241	41,432,636		41,782,274
Retained earnings	10,950,973	6,335,072		(1,261,503)
Accumulated other comprehensive income	3,906,101	3,679,684		322,156
Total UTG shareholders' equity	55,896,125	51,451,240		40,846,812
Noncontrolling interest	15,921,058	13,676,517		13,211,927
Total shareholders' equity	71,817,183	65,127,757		54,058,739
Total liabilities and shareholders' equity	$ 444,388,579	$ 441,588,099		$ 431,518,972

Balance Sheet Parenthetical (10-Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments available for sale:
Fixed maturies, at market (amortized cost)	$ 142,487,253	$ 142,948,693	$ 138,680,398
Equity securities, cost	11,641,116	13,940,811	14,316,463
Trading securities, cost	28,447,996	34,183,252	19,043,448
Investment in unconsolidated affiliate, cost	5,000,000	5,000,000	5,000,000
Trading Securities, Proceeds	$ 16,494,442	$ 17,387,108	$ 10,590,552
Shareholders' equity:
Common stock, stated value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	7,000,000	7,000,000	7,000,000
Common stock, issued (in shares)	3,810,825	3,848,079	3,884,445
Common stock, outstanding (in shares)	3,810,825	3,848,079	3,884,445
Common stock, treasury shares (in shares)	484,183	446,929	410,838

Income Statement (10-Q) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Premiums and policy fees	$ 3,622,448	$ 3,910,489	$ 7,402,014	$ 8,033,347	$ 16,498,551	$ 17,434,156
Ceded Reinsurance premiums and policy fees	(1,002,699)	(1,481,444)	(1,830,973)	(2,447,535)	(4,107,958)	(3,931,963)
Net investment income	5,575,059	4,875,160	11,866,576	9,198,109	24,858,837	14,240,793
Other income	522,480	472,971	1,001,704	939,353	1,834,465	1,645,322
Revenues before realized gains (losses)	8,717,288	7,777,176	18,439,321	15,723,274	39,083,895	29,388,308
Other-than-temporary impairments	(222,947)	0	(262,067)	(477,386)	(1,478,970)	(2,007,174)
Other realized investment gains (losses), net	325,990	736	1,921,508	215,672	838,432	1,377,646
Total realized investment gains (losses), net	103,043	736	1,659,441	(261,714)	(640,538)	(629,528)
Total revenues	8,820,331	7,777,912	20,098,762	15,461,560	38,443,357	28,758,780
Benefits and other expenses:
Life	4,702,304	5,862,899	9,775,949	11,874,555	23,833,379	25,633,506
Ceded Reinsurance benefits and claims	(826,845)	(2,113,801)	(1,510,834)	(3,869,632)	(6,424,865)	(4,645,387)
Annuity	254,810	332,393	523,541	498,061	976,755	810,509
Dividends to policyholders	139,216	151,625	291,785	319,548	561,713	695,349
Commissions and amortization of deferred policy acquisition costs	(219,139)	(226,811)	(431,829)	(344,185)	(824,850)	57,313
Amortization of cost of insurance acquired	307,754	331,183	615,508	662,366	1,324,731	4,176,539
Operating expenses	2,064,465	1,848,216	4,130,802	3,819,786	8,030,984	7,042,585
Interest expense	82,001	84,593	139,963	181,277	304,353	484,449
Total benefits and other expenses	6,504,566	6,270,297	13,534,885	13,141,776	27,782,200	34,254,863
Income (loss) before income taxes	2,315,765	1,507,615	6,563,877	2,319,784	10,661,157	(5,496,083)
Income tax (expense) benefit	(919,968)	(234,208)	(1,383,711)	(546,737)	(2,278,245)	300,745
Net income (loss)	1,395,797	1,273,407	5,180,166	1,773,047	8,382,912	(5,195,338)
Net (income) loss attributable to noncontrolling interest	(139,861)	(88,107)	(564,265)	(252,556)	(786,337)	905,091
Net income (loss) attributable to common shareholders'	$ 1,255,936	$ 1,185,300	$ 4,615,901	$ 1,520,491	$ 7,596,575	$ (4,290,247)
Basic income per share	$ 0.33	$ 0.31	$ 1.21	$ 0.39	$ 1.97	$ (1.12)
Diluted income per share	$ 0.33	$ 0.31	$ 1.21	$ 0.39	$ 1.97	$ (1.12)
Basic weighted average shares outstanding	3,823,305	3,879,794	3,828,572	3,877,852	3,848,079	3,843,113
Diluted weighted average shares outstanding	3,823,305	3,879,794	3,828,572	3,877,852	3,848,079	3,843,113

Statement of Shareholders' Equity (10-Q) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Comprehensive Income [Member]
Balance, beginning of year at Dec. 31, 2008		$ 3,834	$ 41,943,229	$ 3,028,744	$ 1,269,404	$ 13,050,030	$ 0
Issued during year		61	(61)
Treasury shares acquired and retired		(10)	(160,894)
Net income attributable to common shareholders	(4,290,247)			(4,290,247)			(4,290,247)
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes					(947,248)		(947,248)
Distributions						0
Gain attributable to noncontrolling interest						161,897
Balance, end of period at Dec. 31, 2009	54,058,739	3,885	41,782,274	(1,261,503)	322,156	13,211,927	(5,237,495)
Issued during year		0	0
Treasury shares acquired and retired		(37)	(349,638)
Net income attributable to common shareholders	7,596,575			7,596,575			7,596,575
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes					3,357,528		3,357,528
Distributions						(561,493)
Gain attributable to noncontrolling interest						1,026,083
Balance, end of period at Dec. 31, 2010	65,127,757	3,848	41,432,636	6,335,072	3,679,684	13,676,517	10,954,103
Issued during year	0	0	0	0	0	0	0
Treasury shares acquired and retired	(397,433)	(38)	(397,395)	0	0	0	0
Net income attributable to common shareholders	4,615,901
Unrealized holding income (loss) on securities net of noncontrolling and reclassification adjustment and taxes	226,417	0	0	0	226,417	0	226,417
Contributions	0	0	0	0	0	0	0
Distributions	0	0	0	0	0	0	0
Gain attributable to noncontrolling interest	2,244,541	0	0	0	0	2,244,541	0
Balance, end of period at Jun. 30, 2011	$ 71,817,183	$ 3,810	$ 41,035,241	$ 10,950,973	$ 3,906,101	$ 15,921,058	$ 4,842,318

Statement of Cash Flows (10-Q) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to common shares	$ 4,615,901	$ 1,520,491	$ 7,596,575	$ (4,290,247)
Amortization (accretion) of investments	(2,427,818)	60,721	(7,530,201)	136,366
Realized investment (gains) losses, net	(1,659,441)	261,714	640,538	629,528
Unrealized trading gains included in income	(1,357,344)	(767,264)	(1,803,729)	511,339
Amortization of deferred policy acquisition costs	34,346	52,284	90,568	165,944
Amortization of cost of insurance acquired	615,508	662,366	1,324,731	4,176,539
Depreciation	690,710	643,938	1,311,029	1,430,501
Net income attributable to noncontrolling interest	564,265	252,556	786,337	(905,091)
Charges for mortality and administration of universal life and annuity products	(3,724,854)	(3,902,722)	(7,709,727)	(8,042,562)
Interest credited to account balances	2,679,543	2,727,166	5,247,365	5,360,221
Change in accrued investment income	144,647	176,722	(32,226)	268,477
Change in reinsurance receivables	1,547,249	1,287,748	2,265,937	2,126,492
Change in policy liabilities and accruals	(2,357,610)	(1,946,967)	(4,007,032)	(3,454,113)
Change in income taxes receivable/payable	(949,163)	(85,428)	277,669	(1,694,210)
Change in other assets and liabilities, net	4,129,877	(7,476,934)	(1,444,129)	(667,668)
Net cash used in operating activities	2,545,816	(6,533,609)	(2,986,295)	(4,248,484)
Cash flows from investing activities:
Fixed maturities available for sale	126,519,335	12,908,346	24,718,790	105,310,516
Equity securities available for sale	2,891,101	428,309	948,385	46,098,801
Trading securities	79,855,048	102,003,272	163,891,508	10,590,552
Mortgage loans	749,819	9,078,973	16,431,689	16,426,727
Discounted mortgage loans	7,508,210	8,879,953	23,607,100	999,044
Real estate	1,185,911	921,964	2,709,233	1,394,222
Policy loans	1,710,893	1,614,938	3,468,202	3,902,483
Short-term investments	0	700,000	700,000	0
Total proceeds from investments sold and matured	220,420,317	136,535,755	236,474,907	184,722,345
Cost of investments acquired:
Fixed maturities available for sale	(123,967,122)	(16,861,804)	(28,947,923)	(89,132,935)
Equity securities available for sale	(717,600)	(1,014,635)	(1,333,942)	(27,157,177)
Trading securities	(77,390,562)	(113,930,370)	(171,842,107)	(18,829,024)
Mortgage loans	(846)	(1,853,266)	(2,489,523)	(424,858)
Discounted mortgage loans	(8,585,147)	(21,485,112)	(38,323,757)	(35,799,381)
Real estate	(10,625,161)	(799,048)	(1,778,281)	(6,307,090)
Policy loans	(1,647,918)	(1,416,804)	(3,100,615)	(3,616,417)
Total cost of investments acquired	(222,934,356)	(157,361,039)	247,816,148	181,966,882
Purchase of property and equipment	204,475	72,293	(139,291)	(17,403)
Net cash provided by (used in) investing activities	(2,718,514)	(20,897,577)	(11,480,532)	2,904,973
Cash flows from financing activities:
Policyholder contract deposits	3,206,514	3,463,268	6,632,125	7,039,947
Policyholder contract withdrawals	(2,581,770)	(3,196,170)	(6,232,871)	(7,028,841)
Proceeds from notes payable/line of credit	5,380,000	0	7,290,000	2,000,000
Payments of principal on notes payable/line of credit	(2,449,174)	(1,942,233)	(11,320,650)	(3,213,877)
Purchase of treasury stock	(397,433)	(53,779)	(349,675)	(160,904)
Net cash used in financing activities	3,158,137	(1,728,914)	(4,542,564)	(1,159,521)
Net decrease in cash and cash equivalents	2,985,439	(29,160,100)	(19,009,391)	(2,503,032)
Cash and cash equivalents at beginning of period	18,483,452	37,492,843	37,492,843	39,995,875
Cash and cash equivalents at end of period	$ 21,468,891	$ 8,332,743	$ 18,483,452	$ 37,492,843

BASIS OF PRESENTATION (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
The accompanying consolidated financial statements have been prepared by UTG, Inc. (“UTG”) and its consolidated subsidiaries (“Company”) pursuant to the rules and regulations of the Securities and Exchange Commission.  Although the Company believes the disclosures are adequate to make the information presented not be misleading, it is suggested that these consolidated financial statements be read in conjunction with the consolidated financial statements and the notes thereto presented in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission for the year ended December 31, 2010.

The information furnished reflects, in the opinion of the Company, all adjustments (which include only normal and recurring accruals) necessary for a fair presentation of the results of operations for the periods presented.  Operating results for interim periods are not necessarily indicative of operating results to be expected for the year or of the Company’s future financial condition.

This document at times will refer to the Registrant’s largest shareholder, Mr. Jesse T. Correll and certain companies controlled by Mr. Correll.  Mr. Correll holds a majority ownership of First Southern Funding LLC (“FSF”), a Kentucky corporation, and First Southern Bancorp, Inc. (“FSBI”), a financial services holding company.  FSBI operates through its 100% owned subsidiary bank, First Southern National Bank (“FSNB”).  Banking activities are conducted through multiple locations within south-central and western Kentucky.  Mr. Correll is Chief Executive Officer and Chairman of the Board of Directors of UTG and is currently UTG’s largest shareholder through his ownership control of FSF, FSBI and affiliates.  At June 30, 2011, Mr. Correll owns or controls directly and indirectly approximately 60.6% of UTG’s outstanding stock.

2.        RECENT ACCOUNTING PRONOUNCEMENTS

In January 2011, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standards Update (“ASU”) No. 2011-01 Receivables (Topic 310) Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No 2010-10. The amendments in this Update temporarily delay the effective date of the disclosures about troubled debt restructurings in Update 2010-20 for public entities. The delay is intended to allow the Board time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings for public entities and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. The Company does not expect the adoption of ASU 2011-01 to have a material impact on its consolidated financial statements.

In December 2010, the FASB issued the ASU No. 2010-29 Business Combinations (Topic 805) Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this Update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company does not expect the adoption of ASU 2010-29 to have a material impact on its consolidated financial statements.

In December 2010, the FASB issued the ASU No. 2010-28 Intangibles-Goodwill and Other (Topic 350) When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this Update modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with the existing guidance and examples in paragraph 350-20-35-30, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not expect the adoption of ASU 2010-28 to have a material impact on its consolidated financial statements.

In October 2010, the FASB issued the ASU No. 2010-26 Consolidations (Topic 944) Financial Services-Insurance. The amendments in this Update specify that the following costs incurred in the acquisition of new and renewal contracts should be capitalized in accordance with the amendments in this Update: 1. Incremental direct costs of contract acquisition. Incremental direct costs are those costs that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. 2. Certain costs related directly to Underwriting, policy issuance and processing, medical and inspection, and sales force contract selling performed by the insurer for the contract. The costs related directly to those activities include only the portion of an employee’s total compensation (excluding any compensation that is capitalized as incremental direct costs of contract acquisition) and payroll-related fringe benefits related directly to time spent performing those activities for actual acquired contracts and other costs related directly to those activities that would not have been incurred if the contract had not been acquired. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should be charged to expense as incurred. If the initial application of the amendments in this Update results in the capitalization of acquisition costs that had not been capitalized previously by an entity, the entity may elect not to capitalize those types of costs. The amendments in this Update do not affect the guidance in paragraphs 944-30-25-4 through 25-5, which prohibits the capitalization of certain costs incurred in obtaining universal life-type contracts. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The amendments in this update should be applied prospectively upon adoption. The Company does not expect the adoption of ASU 2010-26 to have a material impact on its consolidated financial statements.

In July 2010, the FASB issued the ASU No. 2010-20 Consolidations (Topic 310) Receivables. The main objective in developing this Update is to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This Update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. Currently, a high threshold for recognition of credit impairments impedes timely recognition of losses. ASU 2010-20 is effective for annual reporting periods ending on or after December 15, 2011. The Company does not expect the adoption of ASU No 2010-20 to have a material impact on its consolidated financial statements.

In February 2010, the FASB issued ASU 2010-09, Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements, which amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC’s requirements. ASU 2010-09 is effective upon issuance. The adoption of ASU 2010-09 did not have a material impact on the Company’s consolidated financial statements.

In January 2010, FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which provides amendments to subtopic 820-10 that require separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and the presentation of separate information regarding purchases, sales, issuances and settlements for Level 3 fair value measurements. Additionally, ASU 2010-06 provides amendments to subtopic 820-10 that clarify existing disclosures about the level of disaggregation and inputs and valuation techniques. ASU 2010-06 is effective for financial statements issued for interim and annual periods ending after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for interim and annual periods ending after December 15, 2010. The Company does not expect the adoption of ASU 2010-06 to have a material impact on its consolidated financial statements.

In January 2010, FASB issued ASU 2010-02, Accounting and Reporting for Decreases in Ownership of a Subsidiary- a Scope Clarification, which addresses the accounting for noncontrolling interests and changes in ownership interests of a subsidiary. ASU 2010-02 is effective for the interim or annual reporting periods ending on or after December 15, 2009, and must be applied retrospectively to interim or annual reporting periods beginning on or after December 15, 2008. The adoption of ASU 2010-02 did not have an impact on the Company’s consolidated financial statements.

In April 2009, the FASB replaced the guidance in the Investments — Debt and Equity Securities Topic of the FASB ASC related to OTTI.  Under this new accounting guidance, an other-than-temporary impairment (“OTTI”) loss must be separated into the amount representing the decrease in cash flows expected to be collected, or “credit loss”, which is recognized in earnings, and the amount related to all other factors, or “noncredit loss”, which is recognized in other comprehensive income.  In addition, the requirement for management to assert that it has the intent and ability to hold an impaired security until recovery was replaced by the requirement for management to assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.

INVESTMENTS (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVESTMENTS [Abstract]
INVESTMENTS
A.	Available for Sale Securities – Fixed Maturity and Equity Securities

As of June 30, 2011 and December 31, 2010, fixed maturities available for sale represented 45% of total invested assets. The Company’s insurance subsidiaries are regulated by insurance statutes and regulations as to the type of investments they are permitted to make, and the amount of funds that may be used for any one type of investment.  In light of these statutes and regulations, and the Company’s business and investment strategy, the Company generally seeks to invest in United States government and government agency securities and other high quality low risk investments.

At June 30, 2011, the carrying value of fixed maturity securities in default as to principal or interest was immaterial in the context of consolidated assets, shareholders’ equity or results from operations.  The Company has identified securities it may sell and classified them as “investments available for sale”.  Investments available for sale are carried at market, with changes in market value directly recorded to shareholders’ equity.

The amortized cost and estimated market values of investments in securities including investments held for sale are as follows:

June 30, 2011	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$92,036,326	$4,141,275	$0	$96,177,601
States, municipalities and political subdivisions	290,000	5,116	0	295,116
Collateralized mortgage obligations	5,442,639	66,570	(4,235)	5,504,974
Public utilities	399,881	59,571	0	459,452
All other corporate bonds	44,318,407	1,610,739	(1,222,713)	44,706,433
	142,487,253	5,883,271	(1,226,948)	147,143,576
Equity securities	11,641,116	183,639	(78,825)	11,745,930
Total	$154,128,369	$6,066,910	$(1,305,773)	$158,889,506

Investment in unconsolidated affiliate	$5,000,000	$188,758	$0	$5,188,758

December 31, 2010	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$74,596,648	$4,427,285	$0	$79,023,933
States, municipalities and political subdivisions	330,000	5,198	0	335,198
Collateralized mortgage obligations	16,170,099	510,840	(6,677)	16,674,262
Public utilities	904,139	82,886	0	987,025
All other corporate bonds	50,947,807	2,320,965	(2,383,242)	50,885,530
	142,948,693	7,347,174	(2,389,919)	147,905,948
Equity securities	13,940,811	39,700	(96,254)	13,884,257
Total	$156,889,504	$7,386,874	$(2,486,173)	$161,790,205

Investment in unconsolidated affiliate	$5,000,000	$137,700	$0	$5,137,700

The fair value of investments with sustained gross unrealized losses at June 30, 2011 and December 31, 2010 are as follows:

June 30, 2011	Less than 12 months		12 months or longer		Total

	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$96,687	(4,235)	$96,687	(4,235)
All other corporate bonds	26,541	(757)	1,745,754	(1,221,956)	1,772,295	(1,222,713)
Total fixed maturity	$26,541	(757)	$1,842,441	(1,226,191)	$1,868,982	(1,226,948)

Equity securities	$526,559	(22,041)	$346,389	(56,784)	$872,948	(78,825)

December 31, 2010	Less than 12 months		12 months or longer		Total

	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$104,033	(6,677)	$104,033	(6,677)
All other corporate bonds	13,959,305	(413,862)	2,620,277	(1,969,380)	16,579,582	(2,383,242)
Total fixed maturity	$13,959,305	(413,862)	$2,724,310	(1,976,057)	$16,683,615	(2,389,919)

Equity securities	$1,082,748	(96,254)	$0	0	$1,082,748	(96,254)

The unrealized losses of fixed maturity investments were primarily due to financial market participants’ perception of increased risks associated with the current market environment, resulting in higher interest rates.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the par value of the investment.  The unrealized losses of equity investments were primarily caused by normal market fluctuations in publicly traded securities.

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary.  Based on an evaluation of the issues, including, but not limited to:  intentions to sell or ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover; the length of time and amount of the unrealized loss; and the credit ratings of the issuers of the investments, the Company held ten and six investments as other-than-temporarily impaired at June 30, 2011 and December 31, 2010. Other-than-temporary impairments of  $262,067 and  $1,478,970 were taken in the first six months of 2011 and during the twelve months ended December 31, 2010, respectively.  The other-than-temporary impairments during 2011 were a mortgage loan impairment as a result of an appraisal valuation as well as several discounted mortgage loans and a foreclosed discounted mortgage loan which were written down to better reflect current expected market values.  The other-than-temporary impairments during 2010 were due to changes in expected future cash flows of investments in stocks as well as in bonds backed by trust preferred securities of banks.  In addition, in 2010, the Company recognized an other-than-temporary impairment in a mortgage loan as a result of its appraisal valuation.  The other-than-temporary impairments are detailed below:

June 30, 2011	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Hafner & Shugarman Enterprise Loan 2	$151,259	$(51,259)	$100,000	$0	$100,000

Hafner & Shugarman Enterprise Loan 3	$395,742	$(95,742)	$300,000	$0	$300,000

Hafner & Shugarman Enterprise Loan 4	$206,440	$(56,440)	$150,000	$0	$150,000
June 30, 2011	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Jarvis Development	$769,119	$(39,119)	$730,000	$0	$730,000

HJ Management Corp, Inc. Loan 1	$2,500	$(2,500)	$0	$0	$0

HJ Management Corp, Inc. Loan 2	$3,005	$(3,005)	$0	$0	$0

HJ Management Corp, Inc. Loan 3	$2,949	$(2,949)	$0	$0	$0

HJ Management Corp, Inc. Loan 4	$4,250	$(4,250)	$0	$0	$0

First Pyramid Investment Group Loan 1	$925	$(925)	$0	$0	$0

First Pyramid Investment Group	$17,313	$(5,878)	$11,435	$0	$11,435

December 31, 2010	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$416,157	$(136,935)	$279,222	$(206,924)	$72,298

Preferred Term Securities II	$2,161,808	$(473,319)	$1,688,489	$(1,621,946)	$66,543

Investors Heritage Capital Corp	$618,348	$(215,174)	$403,174	$0	$403,174

Jarvis Development	$858,867	$(128,867)	$730,000	$0	$730,000

SFF Royalty	$1,934,336	$(68,643)	$1,865,693	$0	$1,865,693

Amen Properties, Inc.	$1,628,432	$(456,032)	$1,172,400	$0	$1,172,400

The amortized cost and estimated market value of debt securities at June 30, 2011, by contractual maturity, is shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fixed Maturities Available for Sale June 30, 2011	Amortized Cost	Estimated Market Value

Due in one year or less	$0	$0
Due after one year through five years	25,515,285	26,633,118
Due after five years through ten years	31,692,837	34,017,886
Due after ten years	79,836,492	80,987,598
Collateralized mortgage obligations	5,442,639	5,504,974
Total	$142,487,253	$147,143,576

B.	Trading Securities

Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in net investment income on the consolidated statements of operations.  Trading securities include exchange-traded equities and exchange-traded equity options.  The fair value of trading securities included in assets was  $28,429,912 and  $37,029,550 as of June 30, 2011 and December 31, 2010, respectively.  The fair value of trading securities included in liabilities was  $(13,315,284) and  $(18,429,677) as of June 30, 2011 and December 31, 2010, respectively.  Trading securities’ net unrealized gains were  $1,357,344 and  $1,803,729 as of June 30, 2011 and December 31, 2010, respectively.  Trading securities carried as liabilities are securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.  Realized gains from trading securities were  $1,725,993 and  $184,546 for the six and twelve months ended June 30, 2011 and December 31, 2010, respectively. Earnings from trading securities are classified in cash flows from operating activities. Trading revenue charged to net investment income from trading securities was:

	Six Months June 30, 2011	Twelve Months December 31, 2010

Type of Instrument	Net Realized and Unrealized Gains (Losses)	Net Realized and Unrealized Gains (Losses)

Equity	$3,083,337	$1,988,275

C.	Derivatives

As of June 30, 2011, the Company held derivative instruments in the form of exchange-traded equity options.  The Company currently does not designate derivatives as hedging instruments.  Exchange-traded equity options are combined with exchange-traded equity securities in the Company’s trading portfolio, with the primary objective of generating a fair return while reducing risk.  These derivatives are carried at fair value, with unrealized gains and losses recognized in net investment income.  The fair value of derivatives included in trading security assets and trading security liabilities as of June 30, 2011 was  $3,389,161 and  $(13,315,284), respectively. The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2010 was  $2,244,478 and  $(17,246,957), respectively.  Realized gains (losses) due to derivatives were  $925,883 and  $(305,247) for the six and twelve months ended June 30, 2011 and December 31, 2010, respectively. Unrealized gains (losses) included in income and trading security assets due to derivatives were  $(1,980,985) and  $1,579,071 as of June 30, 2011 and December 31, 2010, respectively. Unrealized gains (losses) included in income and trading security liabilities due to derivatives were  $4,221,729 and  $(3,392,010) as of June 30, 2011 and December 31, 2010, respectively.

D.	Mortgages

The Company held mortgage loans on real estate in the amount of  $49,812,941 and  $59,935,447 at June 30, 2011 and December 31, 2010, respectively.  Included in the amounts are discounted commercial mortgage loans with a carrying value of  $38,150,327 and  $47,523,860 at June 30, 2011 and December 31, 2010, respectively.

During the first six months of 2011, the Company acquired  $9,648,723 of discounted mortgage loans at a total cost of  $5,310,953, representing an average purchase price to outstanding loan of 55.04%.  Additionally, during the first six months of 2011, the Company settled, sold, or had paid off mortgage loans totaling  $17,118,063.  The Company also recorded approximately  $4,834,000 in income from the discounted mortgage loan activity, including  $2,423,029 in discount accruals during the first six months of 2011.  During 2010, the Company acquired  $111,258,867 of discounted mortgage loans at a total cost of  $36,283,278, representing an average purchase price to outstanding loan of 32.6%.  Additionally, during 2010, the Company settled, sold or had paid off discounted mortgage loans totaling  $23,607,100.  During 2010, the Company recorded approximately  $12,898,000 in income from the discounted mortgage loan activity, including  $7,645,258 in discount accruals.  The Company is currently projecting a very positive return from on-going mortgage loan payments from the discounted commercial mortgage loan portfolio.

While management believes the discounted loans will continue to have favorable earnings and outcomes as they are worked through, there can be no assurance this will remain true in future periods.  Changes in the current economy such as an even greater downturn than recently experienced could have a negative impact on the loans, including the financial stability of the borrowers, the borrowers’ ability to pay or to refinance, the value of the property held as collateral and the ability to find purchasers at favorable prices.  As such, management has taken a conservative approach with these investments and has classified all discounted mortgage loans held as non-accrual.  In such status, the Company is not recording any accrued interest income nor is it recording any accrual of discount on the loans held.  Discount accruals reported during 2010 and 2011 were the result of the loan basis already being fully paid.

On the remainder of the mortgage loan portfolio, interest accruals are analyzed based on the likelihood of repayment.  In no event will interest continue to accrue when accrued interest along with the outstanding principal exceeds the net realizable value of the property.  The Company does not utilize a specified number of days delinquent to cause an automatic non-accrual status.

A mortgage loan reserve is established and adjusted based on management’s quarterly analysis of the portfolio and any deterioration in value of the underlying property which would reduce the net realizable value of the property below its current carrying value.  The Company acquired the discounted mortgage loans at below fair value, therefore no reserve for delinquent loans is deemed necessary.  The loan portfolio since purchase is performing very well.  Those loans not currently paying are being vigorously worked by management.  The current discounted commercial mortgage loan portfolio has an average price of 34.5% of face value and management has determined that this deep discount provides a financial cushion or built in allowance for any of the loans that are not currently performing within the portfolio of loans purchased.  The mortgage loan reserve was  $0 at June 30, 2011 and December 31, 2010.

As of June 30, 2011, the Company’s discounted mortgage loan portfolio contained 115 loans with a carrying value of  $38,150,327.  The loans’ payment performance since inception is shown as follows:

Payment Frequency	Number of Discounted Loans	Carrying Value

No payments	35	$9,129,773
One-time payment received	15	3,488,814
Irregular payments received	28	15,092,373
Periodic payments received	37	10,439,367
Total	115	$38,150,327

The following table summarizes discounted mortgage loan holdings of the Company:

Category	June 30, 2011	December 31, 2010

In good standing	$7,780,490	$9,665,059
Overdue interest over 90 days	9,479,798	16,192,815
Restructured	9,547,643	4,306,800
In process of foreclosure	11,342,396	17,359,186
Total discounted mortgage loans	$38,150,327	$47,523,860

Total foreclosed discounted mortgage loans	$24,204,102	$8,939,548

At June 30, 2011, the Company has 44 discounted mortgage loans totaling  $11,342,396 in the process of foreclosure and 21 discounted mortgage loans totaling  $9,547,643 under a repayment plan or restructuring.  At December 31, 2010, the Company had 26 discounted mortgage loans totaling  $17,359,186 in the process of foreclosure and 19 discounted mortgage loans totaling  $4,306,800 under a repayment plan or restructuring.

During the first six months of 2011, the Company foreclosed on seven discounted mortgage loans with a total carrying value of  $12,617,310.  Five foreclosed loans were transferred to real estate and two foreclosed loans are now UG’s majority-owned subsidiaries, Wingate of St. Johns Holding, LLC and Northwest Florida of Okaloosa Holding, LLC.  During 2010, the Company foreclosed on 20 discounted mortgage loans with a total carrying value of  $8,939,548.  Of these foreclosures, 17 loans totaling  $8,411,458 were transferred to real estate while one loan is now UG’s wholly owned subsidiary, Sand Lake, LLC.  Subsequent to the foreclosures, two foreclosed loans were sold with the Company realizing a gain of  $51,949 upon the sale during 2010.

During the first six months of 2011, the Company recognized an other-than-temporary impairment of  $39,119 on one of its mortgage loans as a result of a recent appraisal.  In addition, upon further evaluation of several discounted mortgage loans and one foreclosed discounted mortgage loan, the Company’s basis in these investments were written down slightly to better reflect current expected market values.

5.        ANALYSIS OF INVESTMENTS, INVESTMENT INCOME AND INVESTMENT GAIN

A.       NET INVESTMENT INCOME - The following table reflects net investment income by type of investment:

	2010	2009

Fixed Maturities Available for Sale	$5,577,292	$8,464,738
Equity Securities	891,777	970,778
Trading Securities	5,143,204	13,661
Mortgage Loans	1,176,747	2,442,908
Discounted Mortgage Loans	12,897,978	987,387
Real Estate	6,600,327	6,086,901
Policy Loans	864,416	868,114
Short-term Investments	57,339	55,375
Cash	10,761	44,368
Total Consolidated Investment Income	33,219,841	19,934,230
Investment Expenses	(8,361,004)	(5,693,437)
Consolidated Net Investment Income	$24,858,837	$14,240,793

The following table reflects net realized investment gains (losses) by type of investment:

2010	Gross Realized Gains	Gross Realized (Losses)	Net Realized Gains (Losses)

Fixed Maturities Available for Sale	$811,175	$(3,334)	$807,841
Fixed Maturities Available for Sale - OTTI	0	(610,254)	(610,254)
Equity Securities	0	(21,360)	(21,360)
Equity Securities - OTTI	0	(726,828)	(726,828)
Real Estate	51,949	0	51,949
Mortgage Loans - OTTI	0	(128,867)	(128,867)
Other	0	(13,019)	(13,019)
Consolidated Net Realized Losses	$863,124	$(1,503,662)	$(640,538)

2009	Gross Realized Gains	Gross Realized (Losses)	Net Realized Gains (Losses)

Fixed Maturities Available for Sale	$3,996,328	$(4,054,347)	$(58,019)
Fixed Maturities Available for Sale - OTTI	0	(2,007,174)	(2,007,174)
Equity Securities	6,273,996	(5,077,207)	1,196,789
Real Estate	159,282	0	159,282
Other	79,594	0	79,594
Consolidated Net Realized Losses	$10,509,200	$(11,138,728)	$(629,528)

B.	INVESTMENT SECURITIES

The amortized cost and estimated market values of investments in securities including investments available for sale are as follows:

2010	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$74,596,648	$4,427,285	$0	$79,023,933
States, municipalities and political subdivisions	330,000	5,198	0	335,198
Collateralized mortgage obligations	16,170,099	510,840	(6,677)	16,674,262
Public utilities	904,139	82,886	0	987,025
All other corporate bonds	50,947,807	2,320,965	(2,383,242)	50,885,530
	142,948,693	7,347,174	(2,389,919)	147,905,948
Equity securities	13,940,811	39,700	(96,254)	13,884,257
Total	$156,889,504	$7,386,874	$(2,486,173)	$161,790,205

Investment in unconsolidated affiliate	$5,000,000	$137,700	$0	$5,137,700

2009	Original or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Investments available for sale:
Fixed maturities
U.S. Government and govt. agencies and authorities	$73,298,975	$1,773,136	$(1,375,073)	$73,697,038
States, municipalities and political subdivisions	2,567,650	44,274	(192,776)	2,419,148
Collateralized mortgage obligations	17,992,385	829,076	0	18,821,461
All other corporate bonds	44,821,388	1,443,401	(1,497,743)	44,767,046
	138,680,398	4,089,887	(3,065,592)	139,704,693
Equity securities	14,316,463	29,000	(1,022,141)	13,323,322
Total	$152,996,861	$4,118,887	$(4,087,733)	$153,028,015

Investment in unconsolidated affiliate	$5,000,000	$57,762	$0	$5,057,762

The Company held three fixed maturity investments totaling  $75,329,675 and five fixed maturity investments of  $74,397,459 that exceeded 10% of shareholder’s equity at December 31, 2010 and 2009, respectively.  The Company held no equity investments that exceeded 10% of shareholder’s equity at December 31, 2010 and two equity investments totaling  $10,192,382 that exceeded 10% of shareholder’s equity at December 31, 2009.

By insurance statute, the majority of the Company’s investment portfolio is invested in investment grade securities to provide ample protection for policyholders.

Below investment grade debt securities generally provide higher yields and involve greater risks than investment grade debt securities because their issuers typically are more highly leveraged and more vulnerable to adverse economic conditions than investment grade issuers.  In addition, the trading market for these securities is usually more limited than for investment grade debt securities.  Debt securities classified as below-investment grade are those that receive a Standard & Poor’s rating of BB or below.

The Company held, at amortized cost,  $138,840 and  $1,459,798 in below investment grade investments as of December 31, 2010 and 2009, respectively.  The investments are all classified as All Other Corporate bonds.

The fair value of investments with sustained gross unrealized losses at December 31, 2010 and 2009 are as follows:

	Less than 12 months		12 months or longer		Total
2010	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Collateralized mortgage obligations	$0	0	$104,033	(6,677)	$104,033	(6,677)
All other corporate bonds	13,959,305	(413,862)	2,620,277	(1,969,380)	16,579,582	(2,383,242)
Total fixed maturity	13,959,305	(413,862)	$2,724,310	(1,976,057)	$16,683,615	(2,389,919)

Equity securities	$1,082,748	(96,254)	$0	0	$1,082,748	(96,254)

	Less than 12 months		12 months or longer		Total
2009	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Government and govt. agencies and authorities	$46,581,332	(1,375,073)	$0	0	$46,581,332	(1,375,073)
States, municipalities and political subdivisions	0	0	1,247,224	(192,776)	1,247,224	(192,776)
All other corporate bonds	12,305,039	(215,636)	2,514,618	(1,282,107)	14,819,657	(1,497,743)
Total fixed maturity	58,886,371	(1,590,709)	$3,761,842	(1,474,883)	$62,648,213	(3,065,592)

Equity securities	$908,010	(244,095)	$4,474,508	(778,046)	$5,382,518	(1,022,141)

As of December 31, 2010, the Company had three fixed maturity investments and two equity investments with unrealized losses less than 12 months, and five fixed maturity investments and no equity investments with unrealized losses greater than 12 months.  As of December 31, 2009, the Company had eight fixed maturity investments and two equity investments with unrealized losses less than 12 months, and nine fixed maturity investments and three equity investments with unrealized losses greater than 12 months.

The unrealized losses of fixed maturity investments were primarily due to financial market participants’ perception of increased risks associated with the current market environment, resulting in higher interest rates.  The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment.  The unrealized losses of equity investments were primarily caused by normal market fluctuations in publicly traded securities.

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary.  Based on an evaluation of the issues, including, but not limited to, intentions to sell or ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover; the length of time and amount of the unrealized loss; and the credit ratings of the issuers of the investments, the Company held six investments and two investments as other-than-temporarily impaired at December 31, 2010 and 2009, respectively.  The other-than-temporary impairments during 2010 were due to changes in expected future cash flows of investments in stocks as well as in bonds backed by trust preferred securities of banks.  In addition, the Company recognized an other-than-temporary impairment in a mortgage loan as a result of its appraisal valuation.  The other-than-temporary impairments during 2009 were due to changes in expected future cash flows of investments in bonds backed by trust preferred securities of banks.  The other-than-temporary impairments are detailed below:

2010	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$416,157	$(136,935)	$279,222	$(206,924)	$72,298

Preferred Term Securities II	$2,161,808	$(473,319)	$1,688,489	$(1,621,946)	$66,543

Investors Heritage Capital Corp	$618,348	$(215,174)	$403,174	$0	$403,174

Jarvis Development	$739,610	$(128,867)	$730,000	$0	$730,000

SFF Royalty	$1,934,336	$(68,643)	$1,865,693	$0	$1,865,693

Amen Properties, Inc.	$1,628,432	$(456,032)	$1,172,400	$0	$1,172,400

2009	Beginning Amortized Cost	OTTI Credit Loss	Ending Amortized Cost	Unrealized Loss	Carrying Value

Preferred Term Securities I	$508,816	$(92,659)	$416,157	$(99,998)	$316,159

Preferred Term Securities II	$4,076,323	$(1,914,515)	$2,161,808	$(1,115,670)	$1,046,138

The amortized cost and estimated market value of debt securities at December 31, 2010, by contractual maturity, is shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Fixed Maturities Available for Sale December 31, 2010	Amortized Cost	Estimated Market Value

Due in one year or less	$10,000	$10,113
Due after one year through five years	17,718,269	19,029,622
Due after five years through ten years	36,490,345	39,997,780
Due after ten years	72,072,217	71,648,908
Collateralized mortgage obligations	16,657,862	17,219,525
Total	$142,948,693	$147,905,948

Securities designated as trading securities are reported at fair value, with gains or losses resulting from changes in fair value recognized in other income on the consolidated statements of operations. Trading securities include exchange traded equities and exchange traded equity options. The fair value of trading securities included in assets was  $37,029,550 and  $19,613,472 as of December 31, 2010 and 2009, respectively. The fair value of trading securities included in liabilities was  $(18,429,677) and  $(11,671,911) as of December 31, 2010 and 2009, respectively. Trading securities’ unrealized gains were  $5,574,151 and  $570,024 as of December 31, 2010 and 2009, respectively. Unrealized losses due to trading securities were  $(3,770,422) and  $(1,081,360) as of December 31, 2010 and 2009, respectively. Trading securities carried as liabilities are securities sold short. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. Realized gains from trading securities were  $184,546 and  $525,000 as of December 31, 2010 and 2009, respectively. Trading securities are classified in cash flows from operating activities. Trading revenue charged to net income from trading securities was:

	December 31, 2010	December 31, 2009
Type of Instrument	Net Realized and Unrealized Gains (Losses)	Net Realized and Unrealized Gains (Losses)

Equity	$1,988,275	$13,664

As of December 31, 2010, the Company held derivative instruments in the form of exchange-traded equity options. The Company currently does not designate derivatives as hedging instruments. Exchange traded equity options are matched with exchange traded equity securities in the Company’s trading portfolio, with the primary objective of generating a fair return while reducing risk.  These derivatives are carried at fair value, with unrealized gains and losses recognized in other income.  The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2010 was  $2,244,478 and  $(17,246,957), respectively.  The fair value of derivatives included in trading security assets and trading security liabilities as of December 31, 2009 was  $1,054,965 and  $(4,753,525), respectively. Realized gains (losses) due to derivatives were  $(305,247) and  $525,000 December 31, 2010 and December 31, 2009 respectively. Unrealized gains included in trading security assets due to derivatives were  $1,579,071 and  $110,013 as of December 31, 2010 and December 31, 2009, respectively. Unrealized losses included in trading security liabilities due to derivatives were  $(3,392,010) and  $(432,720) as of December 31, 2010 and December 31, 2009, respectively.

C.                     INVESTMENTS ON DEPOSIT - At December 31, 2010, investments carried at approximately  $6,153,000 were on deposit with various state insurance departments.

D.                     DISCOUNT MORTGAGE LOANS - During the fourth quarter of 2009, the Company began purchasing discounted commercial mortgage loans.  Management has extensive background and experience in the analysis and valuation of commercial real estate and believes there are significant opportunities currently available in the discounted mortgage loan arena.  Experienced personnel of FSNB have also been utilized in the analysis phase.  This experience dates back to discounted loans during the Resolution Trust days where such loans were being sold from defunct savings and loans in the early 1990’s.  The discounted loans are available through the FDIC sale of assets of closed banks and from banks wanting to reduce their loan portfolios.  The loans are available on a loan by loan bid process.  Prior to placing a bid, each loan is reviewed to determine interest level utilizing such information as type of collateral, location of collateral, interest rate, current loan status and available cashflows or other sources of repayment.  Once it is determined interest in the loan remains, the collateral is physically inspected.  Following physical inspection, if interest still remains, a bid price is determined and a bid is submitted.  Once a loan has been acquired, contact is made with the appropriate individuals to begin a dialog with a goal of determining the borrower’s willingness to work together.  There are generally three paths a discounted loan will take:  the borrowers pay as required; a settlement is reached with the loan being paid off at a discounted value; or the loan is foreclosed.

During the fourth quarter of 2009, the Company had acquired  $118,368,661 of discounted mortgage loans at a total cost of  $35,224,022, representing an average purchase price to outstanding loan of 29.8%.  During 2009, the Company recorded approximately  $1,000,000 in income from this loan activity.  During 2010, the Company acquired an additional  $111,258,867 of discounted mortgage loans at a total cost of  $36,283,278, representing an average purchase price to outstanding loan of 32.6%.  Additionally, during 2010, the Company settled, sold or had paid off discounted mortgage loans totaling  $23,607,100.  During 2010, the Company recorded approximately  $12,898,000 in income from the discounted mortgage loan activity, including  $7,645,258 in discount accruals.  The Company is currently projecting a very positive return from on-going mortgage loan payments from the discounted commercial mortgage loan portfolio.

At December 31, 2010, the Company holds  $59,935,447 in mortgage loans in total, which represents approximately 14% of the total assets.  Most mortgage loans are first position loans.  Loans issued are limited to no more than 80% of the appraised value of the property with the exception of one loan whose value of the security to the loan was 100%.  During 2010, the Company recognized an other-than-temporary impairment of  $128,867 on this loan as a result of its appraisal valuation.

As of December 31, 2010, the Company’s discounted mortgage loan portfolio contained 131 loans with a carrying value of  $47,523,860.  The loans’ payment performance during the past year is shown as follows:

Payment Frequency	Number of Loans	Carrying Value

No payments received	47	$26,731,110
One-time payment received	20	562,919
Irregular payments received	19	7,166,669
Periodic payments received	45	13,063,162
Total	131	$47,523,860

The following table summarizes discounted mortgage loan holdings of the Company:

Category	2010	2009

In good standing	$9,665,059	$7,311,982
Overdue interest over 90 days	16,192,815	26,917,956
Restructured	4,306,800	0
In process of foreclosure	17,359,186	0
Total discounted mortgage loans	$47,523,860	$34,229,938

Total foreclosed discounted mortgage loans	$8,939,548	$2,262,352

During 2010, the Company foreclosed on 20 discounted mortgage loans with a total carrying value of  $8,939,548.  Of these foreclosures, 17 loans totaling  $8,411,458 were transferred to real estate while one loan is now UG’s wholly owned subsidiary, Sand Lake, LLC.  Subsequent to the foreclosures, two foreclosed loans were sold with the Company realizing a gain of  $51,949 upon the sale.

NOTES PAYABLE (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE [Abstract]
NOTES PAYABLE
At June 30, 2011 and December 31, 2010, the Company had  $13,303,065 and  $10,372,239 of long-term debt outstanding, respectively.

On December 8, 2006, UTG borrowed funds from First Tennessee Bank National Association through execution of an  $18,000,000 promissory note.  The note is secured by the pledge of 100% of the common stock of UG.  The promissory note carries a variable rate of interest based on the 3 month LIBOR rate plus 180 basis points.  Interest is payable quarterly.  Principal is payable annually beginning at the end of the second year in five installments of  $3,600,000. The loan matures on December 7, 2012.  The Company had no borrowings and has made no principal payments during 2011 to date. At June 30, 2011 the outstanding principal balance on this debt was  $6,891,411. The next required principal payment on this debt is due in December of 2011.  In July 2011, the Company repaid  $1,270,000 on this note.

In addition to the above promissory note, First Tennessee Bank National Association also provided UTG, Inc. with a  $5,000,000 revolving credit note.  During 2011 at the renewal of the note, Management decided to increase the note amount from  $2,750,000 to  $5,000,000 to provide for additional operating liquidity and flexibility for current operations. This note is for a one-year term and may be renewed by consent of both parties.  The credit note is to provide operating liquidity for UTG, Inc. The promissory note carries a variable rate of interest based on the 90 day LIBOR rate plus 2.75 percentage points, but at no time will the rate be less than 3.25%. The collateral held on the above note also secures this credit note.  During 2011, the Company had borrowings of  $380,000 and made  $440,000 in principal payments.  At June 30, 2011, the outstanding principal balance on this debt was  $230,000.  In July 2011, the outstanding principal balance of  $230,000 was paid in full.

On April 6, 2011, UTG was extended a credit note from First National Bank of Tennessee in the amount of  $5,000,000.  This note is for a one year term and may be renewed by consent of both parties.  The promissory note carries interest at a rate of 4.0%.  During 2011, the Company had borrowings of  $5,000,000 against this note.  The funds from this borrowing were used to purchase an investment.  At June 30, 2011, the outstanding principal balance on this debt was  $5,000,000.

In November 2007, UG became a member of the Federal Home Loan Bank (“FHLB”).  This membership allows the Company access to additional credit up to a maximum of 50% of the total assets of UG.  To be a member of the FHLB, the Company was required to purchase shares of common stock of FHLB.  Borrowing capacity is based on 50 times each dollar of stock acquired in FHLB above the “base membership” amount.  The Company’s current LOC with the FHLB is  $15,000,000.  During 2011, the Company had repayments of  $2,000,000 against this LOC. At June 30, 2011 the Company had no outstanding principal balance attributable to this LOC.

In January 2007, UG became a 51% owner of the newly formed RLF Lexington Properties LLC (“Lexington”). The entity was formed to hold, for investment purposes, certain investment real estate acquired. As part of the purchase price of the real estate owned by Lexington, the seller provided financing through the issuance of five promissory notes of  $1,200,000 each totaling  $6,000,000. The notes bear interest at the fixed rate of 5%. The notes came due beginning on January 5, 2008, and each January 5 thereafter until 2012 when the final note is repaid.  At June 30, 2011 the outstanding principal balance was  $914,505.

On February 7, 2007, HPG Acquisitions (“HPG”), a 74% owned affiliate of the Company, borrowed funds from First National Bank of Midland, through execution of a  $373,862 promissory note. The note is secured by real estate owned by HPG. The note bears interest at a fixed rate of 5%. The first payment was due January 15, 2008. There will be 119 regular payments of  $3,965 followed by one irregular last payment estimated at  $44,125. At June 30, 2011, the outstanding principal balance on this debt was  $267,149.

The consolidated scheduled principal reductions on the notes payable for the next five years are as follows:

Year	Amount

2011	$3,857,008
2012	9,235,123
2013	31,586
2014	34,154
2015	36,935

12.      NOTES PAYABLE AND LINES OF CREDIT

At December 31, 2010 and 2009, the Company had  $10,372,239 and  $14,402,889, respectively, of debt outstanding.

On December 8, 2006, UTG borrowed funds from First Tennessee Bank National Association through execution of an  $18,000,000 promissory note.  The note is secured by the pledge of 100% of the common stock of UG.  The promissory note carries a variable rate of interest based on the 3 month LIBOR rate plus 180 basis points.  Interest is payable quarterly.  Principal is payable annually beginning at the end of the second year in five installments of  $3,600,000.  The loan matures on December 7, 2012.  The Company made principal payments of  $3,600,351 during 2010.  During 2009, no payments were made, as the Company had prepaid the 2009 principal due during 2008.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was  $6,891,411 and  $10,491,762, respectively.

In addition to the above promissory note, First Tennessee Bank National Association also provided UTG with a  $5,000,000 maximum revolving credit note.  During 2010, Management decided that a reduction to a maximum  $2,750,000 in this line of credit was more reasonable for current operations.  This note is for a one-year term and may be renewed by consent of both parties.  The credit note is to provide operating liquidity for UTG.  The promissory note carries a variable rate of interest based on the 90-day LIBOR rate plus 2.75 percentage points, but at no time will the rate be less than 3.25%.  The collateral held on the above note also secures this credit note.  UTG had borrowings of  $290,000 and  $0 against this note during 2010 and 2009, respectively.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was  $290,000 and  $0, respectively.

On June 1, 2005, UG was extended a  $3,300,000 line of credit from the First National Bank of Tennessee.  The LOC was for a one-year term from the date of issue.  The interest rate on the LOC was variable and indexed to be the lowest of the U.S. prime rates as published in the Wall Street Journal, with any interest rate adjustments to be made monthly.  At December 31, 2009, the Company had no outstanding borrowings attributable to this LOC. This LOC was determined to be no longer needed and was discontinued during 2009.

In November 2007, the Company became a member of the Federal Home Loan Bank (FHLB).  This membership allows the Company access to additional credit up to a maximum of 50% of the total assets of UG.  To be a member of the FHLB, UG was required to purchase shares of common stock of FHLB.  Borrowing capacity is based on 50 times each dollar of stock acquired in FHLB above the “base membership” amount.  UG’s current line of credit with the FHLB is  $15,000,000.  During 2010, UG had borrowings of  $2,000,000 against this line of credit.  During 2009, UG had borrowings of  $2,000,000 and repayments of  $2,000,000.  At December 31, 2010 and 2009, the outstanding principal balance on this debt was  $2,000,000 and  $0, respectively, with interest at 0.25% at December 31, 2010.  The outstanding principal balance was repaid in full January 7, 2011.

In January 2007, UG became a 51% owner of the newly formed RLF Lexington Properties LLC (“Lexington”). The entity was formed to hold, for investment purposes, certain investment real estate acquired. As part of the purchase price of the real estate owned by Lexington, the seller provided financing through the issuance of five promissory notes of  $1,200,000 each totaling  $6,000,000. The notes bear interest at the fixed rate of 5%. The notes came due beginning on January 5, 2008, and each January 5 thereafter until 2012 when the final note is repaid.  At December 31, 2010 and 2009 the outstanding principal balance was  $914,505 and  $3,600,000, respectively.

On February 7, 2007, HPG Acquisitions (“HPG”), a 74% owned affiliate of the Company, borrowed funds from First National Bank of Midland, through execution of a  $373,862 promissory note. The note is secured by real estate owned by the HPG. The note bears interest at a fixed rate of 5%. The first payment was due January 15, 2008. There will be 119 regular payments of  $3,965 followed by one irregular last payment estimated at  $44,125. HPG made repayments of  $34,804 during 2010 and  $11,185 during 2009.  At December 31, 2010 and 2009, the outstanding principal balance was  $276,323 and  $311,127, respectively.

The consolidated scheduled principal reductions on the long-term notes payable for the next five years are as follows:

Year	Amount

2011	$3,627,008
2012	4,235,123
2013	31,586
2014	34,154
2015	36,935

SHAREHOLDERS EQUITY (10-Q)	6 Months Ended
Jun. 30, 2011
SHAREHOLDERS EQUITY [Abstract]
SHAREHOLDERS EQUITY
A.	Stock Repurchase Program

The Board of Directors of UTG has authorized the repurchase in the open market or in privately negotiated transactions of up to  $5 million of UTG's common stock.  Repurchased shares are available for future issuance for general corporate purposes.  This program can be terminated at any time.  Open market purchases are made based on the last available market price and are generally limited to a maximum per share price of the most recent reported per share GAAP equity book value of the Company.  Through July 2011, UTG has spent  $3,632,101 in the acquisition of 486,550 shares under this program.

B.	Earnings Per Share Calculations

Earnings per share are based on the weighted average number of common shares outstanding during each period, retroactively adjusted to give effect to all stock splits, in accordance with ASC 260-10, Earnings Per Share.  At June 30, 2011 and June 30, 2010, diluted earnings per share were the same as basic earnings per share since the Company had no dilutive instruments outstanding.

COMMITMENTS AND CONTINGENCIES (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
The insurance industry has experienced a number of civil jury verdicts which have been returned against life and health insurers in the jurisdictions in which the Company does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters.  Some of the lawsuits have resulted in the award of substantial judgments against the insurer, including material amounts of punitive damages.  In some states, juries have substantial discretion in awarding punitive damages in these circumstances.  In the normal course of business, the Company is involved from time to time in various legal actions and other state and federal proceedings.  Management is of the opinion that the ultimate disposition of the matters will not have a materially adverse effect on the Company’s results of operations or financial position.

Under the insurance guaranty fund laws in most states, insurance companies doing business in a participating state can be assessed up to prescribed limits for policyholder losses incurred by insolvent or failed insurance companies.  Although the Company cannot predict the amount of any future assessments, most insurance guaranty fund laws currently provide that an assessment may be excused or deferred if it would threaten an insurer's financial strength.  Mandatory assessments may be partially recovered through a reduction in future premium tax in some states. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements, though the Company has no control over such assessments.

As part of the Texas Imperial Life Insurance Company sale, the Company remains contingently liable for certain costs pending the outcome of an ongoing race-based audit on Texas Imperial Life Insurance Company by the Texas Department of Insurance.  Under the agreement, the Company is responsible for 100% of the first  $50,000 of costs, 90% of the next  $50,000, 75% of the third  $50,000 and 50% of the costs above  $150,000.  Management has conservatively estimated the Company’s exposure and other costs at  $50,000 based on information provided to date from the examination team and has established a contingent liability in its financial statements of this amount.  This contingency expires December 30, 2013.

Within the Company’s trading accounts, certain trading securities carried as liabilities represent securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.

During 2010, the Company committed to invest up to  $2,000,000 in Llano Music, LLC (“Llano”), which invests in music royalties.  Llano does capital calls as funds are needed to acquire the royalty rights.  At June 30, 2011, the Company has  $1,702,000 committed that has not been requested by Llano.

9.        COMMITMENTS AND CONTINGENCIES

The insurance industry has experienced a number of civil jury verdicts which have been returned against life and health insurers in the jurisdictions in which the Company does business involving the insurers’ sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters.  Some of the lawsuits have resulted in the award of substantial judgments against the insurer, including material amounts of punitive damages.  In some states, juries have substantial discretion in awarding punitive damages in these circumstances.  In the normal course of business the Company is involved from time to time in various legal actions and other state and federal proceedings. Management is of the opinion that the ultimate disposition of the matters will not have a material adverse effect on the Company’s results of operations or financial position.

Under the insurance guaranty fund laws in most states, insurance companies doing business in a participating state can be assessed up to prescribed limits for policyholder losses incurred by insolvent or failed insurance companies.  Although the Company cannot predict the amount of any future assessments, most insurance guaranty fund laws currently provide that an assessment may be excused or deferred if it would threaten an insurer’s financial strength.  Mandatory assessments may be partially recovered through a reduction in future premium tax in some states. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements, though the Company has no control over such assessments.

UG had an unresolved dispute with one of its outside reinsurers.  The issue related to reinsurance premiums. The reinsurer claimed UG owed for years 2005 through 2007 in the amount of  $987,000.  In early 2008, the reinsurer billed UG for these amounts, providing no information or explanation.  The related treaty was originally with another outside reinsurer and was acquired by the current reinsurer in a reinsurance block acquisition.  The treaty is a yearly renewable term (“YRT”) cession based treaty.  UG maintained it had no liability relating to the back billed premium.  UG initiated arbitration according to the treaty to bring resolution to this matter.  UG established a contingent liability of  $550,000 relating to this matter to cover costs including legal and arbitration costs.  On April 21, 2010, the arbitration panel rendered its decision relating to the above dispute.  The panel’s decision is final and binding.  The net effect to the financial statement of the Company was an additional expense of  $26,836.  Both parties were given 30 days from the ruling date to complete the cash transfers relative to the matter.

As part of the Texas Imperial Life Insurance Company sale, the Company remains contingently liable for certain costs pending the outcome of an ongoing race-based audit on Texas Imperial Life Insurance Company by the Texas Department of Insurance.  Under the agreement, the Company is responsible for 100% of the first  $50,000 of costs,  $90% of the next  $50,000, 75% of the third  $50,000 and 50% of costs above  $150,000.  Management has conservatively estimated the Company’s exposure and other costs at  $50,000 based on information provided to date from the examination team and has established a contingent liability in its financial statements of this amount.  This contingency expires December 30, 2013.

Within the Company’s trading accounts, certain trading securities carried as liabilities represent securities sold short.  A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale.

During 2010, the Company committed to invest up to  $2,000,000 in Llano Music, LLC, which invests in music royalties.  Llano does capital calls as funds are needed to acquire the royalty rights.  At December 31, 2010, the Company has  $1,821,000 committed that has not been requested by Llano.

OTHER CASH FLOW DISCLOSURES (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER CASH FLOW DISCLOSURES [Abstract]
OTHER CASH FLOW DISCLOSURES
On a cash basis, the Company paid  $84,403 and  $166,576 in interest expense during the first six months of 2011 and 2010, respectively.  The Company paid  $1,905,000 and  $632,298 in federal income tax during the first six months of 2011 and 2010, respectively.

13.      OTHER CASH FLOW DISCLOSURES

On a cash basis, the Company paid  $295,223 and  $470,261 in interest expense for the years 2010 and 2009, respectively.  The Company paid  $1,888,000 and  $301,324 in federal income tax for 2010 and 2009, respectively.

CONCENTRATION OF CREDIT RISK (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK
The Company maintains cash balances in financial institutions that at times may exceed federally insured limits.  The Company maintains its primary operating cash accounts with First Southern National Bank, an affiliate of the largest shareholder of UTG, Mr. Jesse Correll, the Company’s CEO and Chairman.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

14.      CONCENTRATIONS

The Company maintains cash balances in financial institutions that at times may exceed federally insured limits.  The Company maintains its primary operating cash accounts with First Southern National Bank, an affiliate of the largest shareholder of UTG, Mr. Jesse T. Correll, the Company’s CEO and Chairman.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Because UTG serves primarily individuals located in four states, the ability of our customers to pay their insurance premiums is impacted by the economic conditions in these areas.  As of December 31, 2010, approximately 55% of the Company’s total direct premium was collected from Illinois, Ohio, Texas and West Virginia.  Thus, results of operations are heavily dependent upon the strength of these economies.

The Company reinsures that portion of insurance risk which is in excess of its retention limits.  Retention limits range up to  $125,000 per life.  Life insurance ceded represented 24.5% of total life insurance in force at December 31, 2010.  Insurance ceded represented 25.0% of premium income for 2010.  The Company would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligations.

COMPREHENSIVE INCOME (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

Six Months Ended June 30, 2011	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding gains during period	$2,901,320	$(1,015,462)	$1,885,858
Less: reclassification adjustment for gains (losses) realized in net income	(2,552,986)	893,545	(1,659,441)
Other comprehensive income (loss)	$348,334	$(121,917)	$226,417

15.      COMPREHENSIVE INCOME

2010	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding gains during period	$4,179,985	$(1,462,995)	$2,716,990
Less: reclassification adjustment for gains realized in net income	985,443	(344,905)	640,538
Other comprehensive income	$5,165,428	$(1,807,900)	$3,357,528

2009	Before Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount

Unrealized holding losses during period	$(2,425,809)	$849,033	$(1,576,776)
Less: reclassification adjustment for losses realized in net income	968,505	(338,977)	629,528
Other comprehensive loss	$(1,457,304)	$510,056	$(947,248)

As of December 31, 2010 and 2009, the Company established a deferred tax liability of  $1,758,774 and  $78,862 respectively, for the unrealized gains based on the applicable United States statutory rate of 35%.

FAIR VALUE MEASUREMENTS (10-Q)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which requires enhanced disclosures of assets and liabilities carried at fair value.  ASC 820 established a hierarchical disclosure framework based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  ASC 820 defines the input levels as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.  U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.  Equity securities and options that are actively traded and exchange listed in the U.S. are also included in Level 1.  Equity security valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets consist of fixed income investments valued based on quoted prices for identical or similar assets in markets that are not active and investments carried as equity securities that do not have an actively traded market that are valued based on their audited GAAP book value.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  The Company does not have any Level 3 financial assets or liabilities.

The following table presents the level within the hierarchy at which the Company’s financial assets and financial liabilities are measured on a recurring basis as of June 30, 2011.

	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$81,244,270	$65,899,306	$0	$147,143,576
Equity Securities, available for sale	0	16,934,688	0	16,934,688
Trading Securities	28,429,912	0	0	28,429,912
Total	$109,674,182	$82,833,994	$0	$192,508,176

Liabilities
Trading Securities	$13,315,284	$0	$0	$13,315,284

The financial statements include various estimated fair value information at June 30, 2011 and December 31, 2010, as required by ASC 820.  Such information, which pertains to the Company's financial instruments, is based on the requirements set forth in that Statement and does not purport to represent the aggregate net fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments required to be valued by ASC 820 for which it is practicable to estimate that value:

(a)  Cash and cash equivalents

The carrying amount in the financial statements approximates fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

(b)  Fixed maturities and investments available for sale

The Company utilized a pricing service to estimate fair value measurements for its fixed maturities and public common and preferred stocks.  The pricing service utilizes market quotations for securities that have quoted market prices in active markets.  Since fixed maturities other than U.S. Treasury securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements using relevant market data, benchmark curves, sector groupings and matrix pricing.  As the fair value estimates of most fixed maturity investments are based on observable market information rather than market quotes, the estimates of fair value other than U.S. Treasury securities are included in Level 2 of the hierarchy.  U.S. Treasury securities are included in the amount disclosed in Level 1 as the estimates are based on unadjusted prices.  The Company’s Level 2 investments include obligations of U.S. government agencies, municipal bonds, corporate debt securities and other mortgage backed securities.

(c)  Trading securities

Securities designated as trading securities are reported at fair value using market quotes, with gains or losses resulting from changes in fair value recognized in earnings.  Trading securities include exchange-traded equities and exchange-traded equity long and short options.

(d)  Mortgage loans on real estate

The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates being offered for similar loans to borrowers with similar credit ratings.

(e)  Discounted mortgage loans

The Company has been purchasing non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management has determined the fair value to be too difficult to calculate but believes it approximates the carrying value of these investments.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

(f)  Policy loans

Policy loans are carried at the aggregate unpaid principal balances in the consolidated balance sheets which approximates fair value, and earn interest at rates ranging from 4% to 8%.  Individual policy liabilities in all cases equal or exceed outstanding policy loan balances.

(g)  Short-term investments

Quoted market prices, if available, are used to determine the fair value.  If quoted market prices are not available, management estimates the fair value based on the quoted market price of a financial instrument with similar characteristics.

(h)  Notes payable

For borrowings subject to floating rates of interest, carrying value is a reasonable estimate of fair value.  For fixed rate borrowings fair value is determined based on the borrowing rates currently available to the Company for loans with similar terms and average maturities.

The estimated fair values of the Company's financial instruments required to be valued by ASC 820 are as follows:

	June 30, 2011		December 31, 2010
Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Fixed maturities available for sale	$147,143,576	$147,143,576	$147,905,948	$147,905,948
Equity securities	11,745,930	11,745,930	13,884,257	13,884,257
Trading securities	28,429,912	28,429,912	37,029,550	37,029,550
Securities of affiliate	5,188,758	5,188,758	5,137,700	5,137,700
Mortgage loans on real estate	11,662,614	11,723,700	12,411,587	12,524,140
Discounted mortgage loans	38,150,327	39,105,560	47,523,860	49,294,797
Policy loans	13,913,044	13,913,044	13,976,019	13,976,019

Liabilities
Notes payable	13,303,065	13,152,089	10,372,239	10,136,433
Trading securities	13,315,284	13,315,284	18,429,677	18,429,677

6.        DISCLOSURES ABOUT FAIR VALUES

ASC 820, “Fair Value Measurements and Disclosures” established a hierarchical disclosure framework based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation.  ASC 820 defines the input levels as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.  U.S. treasuries are in Level 1 and valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.  Equity securities that are actively traded on an exchange listed in the U.S. are also included in Level 1.  Equity security valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets consist of fixed income investments valued based on quoted prices for identical or similar assets in markets that are not active and investments carried as equity securities that do not have an actively traded market that are valued based on their audited GAAP book value.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  The Company does not have any Level 3 financial assets or liabilities.

The following table presents the level within the hierarchy at which the Company’s financial assets and financial liabilities that are measured and recorded on a recurring basis at fair value as of December 31, 2010 and 2009:

2010	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$6,881,434	$141,024,514	$0	$147,905,948
Equity Securities, available for sale	0	19,021,957	0	19,021,957
Trading Securities	37,029,550	0	0	37,029,550
Total	$43,910,984	$160,046,471	$0	$203,957,455

Liabilities
Trading Securities	$18,429,677	$0	$0	$18,429,677

2009	Level 1	Level 2	Level 3	Total

Assets
Fixed Maturities, available for sale	$6,831,432	$132,873,261	$0	$139,704,693
Equity Securities, available for sale	15,691,037	2,690,047	0	18,381,084
Trading Securities	19,613,472	0	0	19,613,472
Total	$42,135,941	$135,563,308	$0	$177,699,249

Liabilities
Trading Securities	$11,671,911	$0	$0	$11,671,911

As of December 31, 2010 and 2009, the Company held  $53 million and  $46 million of real estate for sale, respectively.  The real estate is recorded at the lower of the net investment in the loan or the fair value of the real estate less costs to sell.  The determination of fair value assessments are performed on a periodic basis by external appraisal and assessment of property values by management.  Management believes these fair value assessments are classified as a Level 2 valuation technique under ASC 820, Fair Value Measurements and Disclosures as of December 31, 2010 and 2009.

Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans and policy loans. Accordingly such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

The financial statements include various estimated fair value information at December 31, 2010 and 2009, as required by ASC 820.  Such information, which pertains to the Company’s financial instruments, is based on the requirements set forth in that guidance and does not purport to represent the aggregate net fair value of the Company.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument required to be valued by ASC 820 for which it is practicable to estimate that value:

(a)  Cash and cash equivalents

The carrying amount in the financial statements approximates fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

(b)  Fixed maturities and investments available for sale

The Company utilized a pricing service to estimate fair value measurements for its fixed maturities and public common and preferred stocks.  The pricing service utilizes market quotations for securities that have quoted market prices in active markets.  Since fixed maturities other than U.S. Treasury securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements using relevant market data, benchmark curves, sector groupings and matrix pricing.  As the fair value estimates of most fixed maturity investments are based on observable market information rather than market quotes, the estimates of fair value other than U.S. Treasury securities are included in Level 2 of the hierarchy.  U.S. Treasury securities are included in the amount disclosed in Level 1 as the estimates are based on unadjusted prices.  The Company’s Level 2 investments include obligations of U.S. government agencies, municipal bonds, corporate debt securities and other mortgage backed securities.

(c)  Trading Securities

Securities designated as trading securities are reported at fair value using market quotes, with gains or losses resulting from changes in fair value recognized in earnings. Trading securities include exchange traded equities and exchange traded equity long and short options.

(d)  Mortgage loans on real estate

The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates being offered for similar loans to borrowers with similar credit ratings.

During 2009 and 2010, the Company purchased non-performing loans at a deep discount through an auction process led by the federal government.  In general, the discounted loans are non-performing and there is a significant amount of uncertainty surrounding the timing and amount of cash flows to be received by the Company.  Accordingly, the Company records its investment in the discounted loans at its original purchase price.  Management works the loans with the borrower to reach a settlement on the loan or they foreclose on the underlying collateral which is primarily commercial real estate.  For cash payments received during the work out process, the Company records these payments to interest income on a cash basis.  For loan settlements reached, the Company records the amount in excess of the carrying amount of the loan as a discount accretion to investment income at the closing date.  Management reviews the discount loan portfolio regularly for impairment.  If an impairment is identified (after consideration of the underlying collateral), the Company records an impairment to earnings in the period the information becomes known.

(e)  Policy loans

Policy loans are carried at the aggregate unpaid principal balances in the consolidated balance sheets which approximates fair value, and earn interest at rates ranging from 4% to 8%.  Individual policy liabilities in all cases equal or exceed outstanding policy loan balances.

(f)  Short-term investments

Quoted market prices, if available, are used to determine the fair value.  If quoted market prices are not available, management estimates the fair value based on the quoted market price of a financial instrument with similar characteristics.

(g)  Notes payable

For borrowings subject to floating rates of interest, carrying value is a reasonable estimate of fair value.  For fixed rate borrowings fair value is determined based on the borrowing rates currently available to the Company for loans with similar terms and average maturities.

The estimated fair values of the Company’s financial instruments required to be valued by ASC 820 are as follows as of December 31:

	2010		2009
Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Fixed maturities available for sale	$147,905,948	$147,905,948	$139,704,693	$139,704,693
Equity securities	13,884,257	13,884,257	13,323,322	13,323,322
Trading securities	37,029,550	37,029,550	19,613,472	19,613,472
Securities of affiliate	5,137,700	5,137,700	5,057,762	5,057,762
Mortgage loans on real estate	12,411,587	12,524,140	27,041,447	27,192,239
Discounted mortgage loans	47,523,860	49,294,797	34,229,937	34,426,249
Policy loans	13,976,019	13,976,019	14,343,606	14,343,606
Short term	0	0	700,000	700,000

Liabilities
Notes payable	10,372,239	10,136,433	14,402,889	14,267,364
Trading securities	18,429,677	18,429,677	11,671,911	11,671,911

NEW ACCOUNTING STANDARDS (10-Q)	6 Months Ended
Jun. 30, 2011
NEW ACCOUNTING STANDARDS [Abstract]
NEW ACCOUNTING STANDARDS
In June 2011, Accounting Standards Board (“FASB”) issued the Accounting Standards Update (“ASU”) No. 2011-05 Comprehensive Income (Topic 220) Presentation of Comprehensive Income. Under the amendments to Topic 220, Comprehensive Income, in this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income. The statement of other comprehensive income should immediately follow the statement of net income and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this Update should be applied retrospectively. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-05 to have a material impact on its consolidated financial statements.

In May 2011, Accounting Standards Board (“FASB”) issued the Accounting Standards Update (“ASU”) No. 2011-04 Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the Board does not intend for the amendments in this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this Update are effective prospectively during interim and annual periods beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-04 to have a material impact on its consolidated financial statements.

In April 2011, the FASB issued the ASU No. 2011-03 Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements. The amendments in this Update removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not change by the amendments in this Update. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011. The Company does not expect the adoption of ASU 2011-03 to have a material impact on its consolidated financial statements.

In April 2011, the FASB issued the Accounting Standards Update ASU No. 2011-02 Receivables (Topic 310) A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.  The amendments in this Update give additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring.  The Company does not expect the adoption of ASU 2011-02 to have a material impact on its consolidated financial statements.

In January 2011, the FASB issued the ASU No. 2011-01 Receivables (Topic 310) Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No 2010-10. The amendments in this Update temporarily delay the effective date of the disclosures about troubled debt restructurings in Update 2010-20 for public entities. The delay is intended to allow the Board time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings for public entities and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. The Company does not expect the adoption of ASU 2011-01 to have a material impact on its consolidated financial statements.

In October 2010, the FASB issued the ASU No. 2010-26 Consolidations (Topic 944) Financial Services-Insurance. The amendments in this Update specify that the following costs incurred in the acquisition of new and renewal contracts should be capitalized in accordance with the amendments in this Update: 1. Incremental direct costs of contract acquisition. Incremental direct costs are those costs that result directly from and are essential to the contract transaction(s) and would not have been incurred by the insurance entity had the contract transaction(s) not occurred. 2. Certain costs related directly to Underwriting, policy issuance and processing, medical and inspection, and sales force contract selling performed by the insurer for the contract. The costs related directly to those activities include only the portion of an employee’s total compensation (excluding any compensation that is capitalized as incremental direct costs of contract acquisition) and payroll-related fringe benefits related directly to time spent performing those activities for actual acquired contracts and other costs related directly to those activities that would not have been incurred if the contract had not been acquired. All other acquisition-related costs—including costs incurred by the insurer for soliciting potential customers, market research, training, administration, unsuccessful acquisition or renewal efforts, and product development—should be charged to expense as incurred. Administrative costs, rent, depreciation, occupancy, equipment, and all other general overhead costs are considered indirect costs and should be charged to expense as incurred. If the initial application of the amendments in this Update results in the capitalization of acquisition costs that had not been capitalized previously by an entity, the entity may elect not to capitalize those types of costs. The amendments in this Update do not affect the guidance in paragraphs 944-30-25-4 through 25-5, which prohibits the capitalization of certain costs incurred in obtaining universal life-type contracts. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The amendments in this update should be applied prospectively upon adoption. The Company does not expect the adoption of ASU 2010-26 to have a material impact on its consolidated financial statements.

In July 2010, the FASB issued the ASU No. 2010-20 Consolidations (Topic 310) Receivables. The main objective in developing this Update is to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This Update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. Currently, a high threshold for recognition of credit impairments impedes timely recognition of losses. ASU 2010-20 is effective for annual reporting periods ending on or after December 15, 2011. The Company does not expect the adoption of ASU No 2010-20 to have a material impact on its consolidated financial statements.

PROPOSED MERGER (10-Q)	6 Months Ended
Jun. 30, 2011
PROPOSED MERGER
PROPOSED MERGER (Text Block)
The UTG and ACAP boards of directors have approved a merger proposal of the two entities whereby the shareholders of ACAP would receive shares of UTG in exchange for their current ACAP shares.  ACAP is currently a 73% owned subsidiary of UG.  The merger would reduce the corporate structure and provide certain efficiencies and economies to the Companies.  Conditions of completion of this proposal include, among other things, necessary regulatory approvals and ACAP shareholder approval.